UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

Annual Report	December 31, 2020

WESTERN ASSET

CORE PLUS BOND FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Core Plus Bond Fund for the twelve-month reporting period ended December 31, 2020. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 29, 2021

II	Western Asset Core Plus Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average durationi specified below. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities. Although the Fund may invest in securities of any maturity, the Fund will normally maintain a dollar-weighted average effective durationii within 30% of the average duration of the domestic bond market as a whole as estimated by Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser.

The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities. Up to 20% of the Fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities that we determined to be of comparable quality at the time of purchase. These securities are known as “high-yield securities” or “junk bonds.” The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The Fund may invest a substantial portion of its assets in mortgage-backed and asset-backed securities.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets generally posted positive total results over the twelve-month reporting period ended December 31, 2020. However, most spread sectors (non-Treasuries) lagged similar duration Treasuries given several periods of elevated volatility. This was driven by a number of factors, including extreme risk aversion as the COVID-19 pandemic escalated, sharply falling global growth, ongoing trade conflicts, and a number of geopolitical issues. However, the spread sectors generally outperformed in the latter stages of the reporting period, as continued monetary policy accommodation from the Federal

Western Asset Core Plus Bond Fund 2020 Annual Report	1

Fund overview (cont’d)

Reserve Board (the “Fed”)iii and news of effective COVID-19 vaccines triggered increased investor risk appetite.

Both short- and long-term U.S. Treasury yields moved sharply lower during the reporting period. The yield for the two-year Treasury note began the reporting period at 1.58%, equaling the high for 2020. The low for the period of 0.11% occurred several times during the second half of 2020 and ended the period at 0.13%. The yield for the ten-year Treasury began the reporting period at 1.92%, the high for the reporting period. The low of 0.52% occurred on August 4, 2020 and ended the period at 0.93%.

All told, the Bloomberg Barclays U.S. Aggregate Indexiv returned 7.51% for the twelve months ended December 31, 2020. Riskier fixed income securities, including high-yield bonds and emerging market debt, posted less robust gains. Over the fiscal year, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv gained 7.05%. Elsewhere, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 5.88% for the twelve months reporting period ended December 31, 2020.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s duration. We were highly tactical in our duration positioning as yields fluctuated over the period, maintaining an overall long position relative to the Bloomberg Barclays U.S. Aggregate Index for most of the year. Additionally, we significantly increased the Fund’s exposure to investment-grade corporate bonds, primarily in March 2020 and over the second quarter of 2020, as spreads had widened to post-Global Financial Crisis (2007-2009) wide levels. As spreads tightened significantly later in the year, we began to trim some of the Fund’s exposure to certain high-quality investment-grade corporate bonds that we felt were close to being fully valued. We moved from an overweight in agency mortgage-backed securities (“MBS”) to an underweight in the second quarter given spread tightening from the Fed purchase program and to fund purchases in other spread sectors where we saw better relative value. In the second and third quarters of the year, we modestly increased the Fund’s allocation to select high-yield corporate bonds that we felt were attractively valued. We also added a small amount of bank loan exposure in the third quarter, as they had underperformed corporate bonds and stood to benefit from improving economic conditions. Finally, we tactically adjusted the Fund’s foreign currency exposure during the year giving changing market conditions.

The Fund used U.S. Treasury futures, options and interest rate swaps, Eurodollar futures, options and interest rate swaps, and futures on non-U.S. rates to manage its duration and yield curvevii exposure. The use of these instruments in total contributed to performance. Index credit default swaps were used to manage the Fund’s exposure to credit index spread levels and contributed positively to results. Finally, the use of currency forwards to both take outright positions in and to hedge the Fund’s non-U.S. dollar currency exposure detracted from performance.

2	Western Asset Core Plus Bond Fund 2020 Annual Report

Performance review

For the twelve months ended December 31, 2020, Class I shares of Western Asset Core Plus Bond Fund returned 9.39%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index, returned 7.51% for the same period. The Lipper Core Plus Bond Funds Category Averageviii returned 9.16% over the same time frame.

Performance Snapshot as of December 31, 2020 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Core Plus Bond Fund:
Class A	4.88%	9.00%
Class C	4.51%	8.32%
Class C1	4.65%	8.59%
Class FI	4.79%	8.99%
Class R	4.64%	8.67%
Class I	4.99%	9.39%
Class IS	5.09%	9.51%
Bloomberg Barclays U.S. Aggregate Index	1.29%	7.51%
Lipper Core Plus Bond Funds Category Average	3.77%	9.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2020 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.52%, 0.88%, 1.20%, 1.56%, 1.24%, 1.95% and 1.96%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A shares and Class I shares would have been 1.49% and 1.85%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 01, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.52%, 1.20%, 0.82%, 1.12%, 0.52% and 0.42%, respectively.

Western Asset Core Plus Bond Fund 2020 Annual Report	3

Fund overview (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was duration positioning. Being long U.S. duration overall was a positive as rates moved sharply lower across the yield curve.

A tactical overweight to investment-grade corporate bonds and an allocation to high-yield corporate bonds were beneficial. Adding to the Fund’s corporate bonds exposure when their spreads significantly widened in March 2020 was rewarded and their spreads subsequently narrowed as the year progressed.

The Fund’s developed non-U.S. dollar positioning was additive for returns, driven by long exposures to select currencies which appreciated against the U.S. dollar.

Finally, our tactical allocation to Treasury Inflation-Protected Securities (“TIPS”)ix also contributed to performance. We added to the Fund’s exposure when 30-year breakeven inflation rates fell in March 2020 and subsequently rose the rest of the reporting period.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance during the reporting period was its emerging market exposures. In particular, allocations to USD-denominated emerging market sovereigns and corporates were a headwind for results, as their spreads were wider

4	Western Asset Core Plus Bond Fund 2020 Annual Report

for the year as a whole. Additionally, the Fund’s local currency exposure was also a drag on returns, as select currencies weakened versus the U.S. dollar.

The Fund’s yield curve positioning detracted from returns, as the curve steepened during the reporting period. Finally, the Fund’s structured product exposure, namely non-agency RMBS and CMBS, negatively impacted performance. While their spreads narrowed following their wide levels in March 2020, their spreads were wider during the year as a whole.

Thank you for your investment in Western Asset Core Plus Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 21, 2021

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2020 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 12 through 123 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2020 were: Corporate Bonds & Notes (34.1%), U.S. Government & Agency Obligations (19.6%), Mortgage-Backed Securities (18.8%), Sovereign Bonds (8.9%) and Collateralized Mortgage Obligations (7.7%). The Fund’s portfolio composition is subject to change at any time.

Western Asset Core Plus Bond Fund 2020 Annual Report	5

Fund overview (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

Effective duration is a duration calculation for bonds with embedded options. Effective duration takes into account that expected cash flows will fluctuate as interest rates change. Please note, duration measures the sensitivity of price (the value of principal) of a fixed income investment to a change in interest rates.

[i]ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

[v]ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 303 funds for the six-month period and among the 299 funds for the twelve-month period in the Fund’s Lipper category, excluding sales charges, if any.

[i]x

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and thirty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant but generates a different amount of interest when multiplied by the inflation-adjusted principal.

6	Western Asset Core Plus Bond Fund 2020 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2020 and December 31, 2019 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Amount represents less than 0.1%.

Western Asset Core Plus Bond Fund 2020 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2020 and held for the six months ended December 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.88%	$1,000.00	$1,048.80	0.82%	$4.22	Class A	5.00%	$1,000.00	$1,021.01	0.82%	$4.17
Class C	4.51	1,000.00	1,045.10	1.51	7.76	Class C	5.00	1,000.00	1,017.55	1.51	7.66
Class C1	4.65	1,000.00	1,046.50	1.24	6.38	Class C1	5.00	1,000.00	1,018.90	1.24	6.29
Class FI	4.79	1,000.00	1,047.90	0.82	4.22	Class FI	5.00	1,000.00	1,021.01	0.82	4.17
Class R	4.64	1,000.00	1,046.40	1.13	5.81	Class R	5.00	1,000.00	1,019.46	1.13	5.74
Class I	4.99	1,000.00	1,049.90	0.45	2.32	Class I	5.00	1,000.00	1,022.87	0.45	2.29
Class IS	5.09	1,000.00	1,050.90	0.42	2.17	Class IS	5.00	1,000.00	1,023.03	0.42	2.14

8	Western Asset Core Plus Bond Fund 2020 Annual Report

[1]	For the six months ended December 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Core Plus Bond Fund 2020 Annual Report	9

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/20	9.00%	8.32%	8.59%	8.99%	8.67%	9.39%	9.51%
Five Years Ended 12/31/20	5.90	5.16	5.49	5.87	5.58	6.28	6.31
Ten Years Ended 12/31/20	N/A	N/A	N/A	5.06	N/A	5.41	5.45
Inception* through 12/31/20	4.71	3.99	4.04	—	4.38	—	—

With sales charges[2]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/20	4.37%	7.32%	7.59%	8.99%	8.67%	9.39%	9.51%
Five Years Ended 12/31/20	4.98	5.16	5.49	5.87	5.58	6.28	6.31
Ten Years Ended 12/31/20	N/A	N/A	N/A	5.06	N/A	5.41	5.45
Inception* through 12/31/20	4.19	3.99	4.04	—	4.38	—	—

Cumulative total returns
Without sales charges[1]
Class A (Inception date of 4/30/12 through 12/31/20)	49.06%
Class C (Inception date of 4/30/12 through 12/31/20)	40.40
Class C1 (Inception date of 10/4/12 through 12/31/20)	38.62
Class FI (12/31/10 through 12/31/20)	63.82
Class R (Inception date of 4/30/12 through 12/31/20)	45.05
Class I (12/31/10 through 12/31/20)	69.36
Class IS (12/31/10 through 12/31/20)	69.97

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, FI, R, I and IS shares are April 30, 2012, April 30, 2012, October 4, 2012, January 8, 2002, April 30, 2012, July 8, 1998 and August 4, 2008, respectively.

10	Western Asset Core Plus Bond Fund 2020 Annual Report

Historical performance

Value of $1,000,000 invested in

Class I Shares of Western Asset Core Plus Bond Fund vs. Bloomberg Barclays U.S. Aggregate Index† — December 2010 - December 2020

All figures represent past performance and are not a guarantee of future results.

Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $1,000,000 invested in Class I shares of Western Asset Core Plus Bond Fund on December 31, 2010, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2020. The hypothetical illustration also assumes a $1,000,000 investment in the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index (the “Index”) is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than Class I shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Western Asset Core Plus Bond Fund 2020 Annual Report	11

Schedule of investments

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.1%
Communication Services — 3.3%
Diversified Telecommunication Services — 1.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	34,775,000	$36,644,156	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,439,810
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	27,420,641
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	38,494,798
AT&T Inc., Senior Notes	2.250%	2/1/32	14,430,000	14,666,122
AT&T Inc., Senior Notes	3.100%	2/1/43	26,840,000	27,327,463
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	7,485,764
AT&T Inc., Senior Notes	3.550%	9/15/55	22,321,000	22,289,410	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,309,811	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,908,349
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	15,041,745
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,359,850
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	36,618,000	40,692,889
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	4,420,000	4,456,805
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	6,165,269
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,787,137
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,354,979
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	33,665,123
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,775,724
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,799,983
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	13,746,274
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	23,345,000	29,486,457
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,748,326

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	$1,415,554
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	14,938,193
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	32,371,473
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	5,749,088
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	11,461,415
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	17,256,149
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	2,124,664
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	6,974,572
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	29,300,257
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	47,510,000	47,966,094
Total Diversified Telecommunication Services				542,624,344
Entertainment — 0.0%††
Netflix Inc., Senior Notes	5.375%	2/1/21	2,675,000	2,690,047
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,881,281
Walt Disney Co., Senior Notes	4.500%	2/15/21	8,000	8,037
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	394,661
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	8,295,382
Total Entertainment				13,269,408
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,600,492
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	6,772,656
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	7,799,075
Alphabet Inc., Senior Notes	2.050%	8/15/50	12,760,000	12,218,598
Total Interactive Media & Services				30,390,821
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	8,327,008	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	13

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	$5,768,825	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,551,257	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	26,233,000	28,042,290	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	34,081,916
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	64,496,989
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	24,163,344
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	15,060,000	15,949,542
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	19,893,908
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	9,383,607

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	$590,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	7,226,211
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,965,445
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,688,413
Comcast Corp., Senior Notes	3.100%	4/1/25	949,000	1,045,017
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,400,524
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	30,418,862
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	11,127,627
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	14,115,675
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	67,251,126
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	9,211,812
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	17,838,118
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	2,149,302
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	306,444
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	86,231
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,485,549
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	10,182,970
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,796,441
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,447,050
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,789,140
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	277,601
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,814,310
Comcast Corp., Senior Notes	4.700%	10/15/48	3,560,000	4,982,408
Comcast Corp., Senior Notes	3.999%	11/1/49	9,626,000	12,174,027
Comcast Corp., Senior Notes	3.450%	2/1/50	11,030,000	13,040,934
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,424,000	18,295,200
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	3,632,931

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	15

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	$2,562,635
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	18,412,042
Fox Corp., Senior Notes	5.576%	1/25/49	430,000	629,580
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	13,256,253
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,700,637
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	11,310,507
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	3,190,823
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	208,125	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	3,060,659	(a)
Total Media				517,329,465
Wireless Telecommunication Services — 0.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	813,200	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	470,970	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	838,425
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,530,000	16,683,469
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,077,917
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	6,425,714
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	862,500	871,957	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,835,703	(a)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	500,000	501,250
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	320,000	324,323
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	63,372,654	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	3,328,216	(a)

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	3,310,000	$3,447,067	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	37,290,000	43,235,891	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	10,155,751	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	5,960,286	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	19,534,441
Total Wireless Telecommunication Services				178,877,234
Total Communication Services				1,282,491,272
Consumer Discretionary — 2.3%
Automobiles — 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,604,935	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,777,800
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	2,952,863
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	900,000	903,375
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	21,080,000	21,601,730
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,223,350
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	290,000	315,680
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	3,320,000	3,414,985
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,872,425
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	257,344
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	21,400,000	22,496,750
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	6,465,075
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	12,346,137
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,467,711

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	17

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	$4,916,945
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	11,007,242
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,749,098
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	8,155,955
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	992,224
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,667,275
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	19,157,257	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	43,883,578	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	36,590,000	40,461,006	(a)
Total Automobiles				222,690,740
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	9,263,313	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,867,097
Total Diversified Consumer Services				13,130,410
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	3,300,000	3,369,300	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,312,673	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	3,011,881	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	360,826
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,294,492

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	$11,453,895	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	3,239,550
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,793,250	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,227,279
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	28,850,000	30,577,516
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,130,000	2,230,740
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,910,183
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	10,188,540
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,221,160
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	13,364,760
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	14,530,859
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	9,624,027
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	5,032,724
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	10,917,491
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,896,366
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	32,820,441
Sands China Ltd., Senior Notes	4.600%	8/8/23	16,228,000	17,274,544
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	19,155,260
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	8,028,450	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	8,100,393
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,177,168	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	22,531,994	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	808,190	(a)
Total Hotels, Restaurants & Leisure				255,453,952
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	6,242,775
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,544,906
Lennar Corp., Senior Notes	5.000%	6/15/27	420,000	495,600
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	9,464,400
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	4,800,000	6,443,616

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	19

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,188,000	$2,297,706
Newell Brands Inc., Senior Notes	4.700%	4/1/26	150,000	165,440
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	5,042,175
Total Household Durables				31,696,618
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	17,541,963
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	21,591,721
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	17,407,429
Amazon.com Inc., Senior Notes	1.500%	6/3/30	19,890,000	20,254,247
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	8,493,400
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	14,844,250
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	10,965,742
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	17,623,251
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	4,626,651
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	20,854,406	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	25,751,485	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	3,679,907	(a)
Total Internet & Direct Marketing Retail				183,634,452
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,460,603
Specialty Retail — 0.3%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	9,503,703
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,914,381
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	10,399,396
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	12,472,980
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	2,220,925
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	33,774,258
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	7,399,572
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	14,955,627
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	9,200,000	10,281,851
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	2,780,000	3,219,401
Total Specialty Retail				106,142,094
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,235,115	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	9,300,000	9,851,211	(a)

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Textiles, Apparel & Luxury Goods — continued
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	$5,230,875	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	8,420,000	8,641,025
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	8,443,359
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	13,920,767
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	13,877,418
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	7,343,932
NIKE Inc., Senior Notes	3.375%	3/27/50	25,832,000	32,051,588
Total Textiles, Apparel & Luxury Goods				100,595,290
Total Consumer Discretionary				914,804,159
Consumer Staples — 2.4%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	42,123,208
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	28,720,611
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	13,410,000	15,275,494
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	10,900,375
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	27,240,000	33,661,095
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	6,610,553
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	21,628,284
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	2,136,287
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	41,879,694
Coca-Cola Co., Senior Notes	2.950%	3/25/25	6,040,000	6,661,636
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	8,712,725
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	15,823,515
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	3,253,727
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	6,651,072
Coca-Cola Co., Senior Notes	2.500%	3/15/51	6,230,000	6,440,588
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,521,116

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	21

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	$16,105,876
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,424,866
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,540,213
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,896,171
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	16,284,503
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,688,737
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,780,590
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	13,575,118
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	6,464,107
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	5,328,461
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,220,000	2,825,140
PepsiCo Inc., Senior Notes	3.875%	3/19/60	2,900,000	3,898,535
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	7,060,513	(a)
Total Beverages				335,872,810
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	24,937,297
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	13,984,250
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,860,783	3,243,871
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,927,678	2,306,022
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	225,356	241,178	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	7,860,210	9,136,003
Walmart Inc., Senior Notes	3.400%	6/26/23	5,060,000	5,436,043
Walmart Inc., Senior Notes	3.550%	6/26/25	4,320,000	4,893,751
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	29,618,517
Total Food & Staples Retailing				93,796,932
Food Products — 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	16,058,005	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	21,751,491	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	7,194,140	(a)

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	$4,095,049
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,262,000	5,798,332
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,593,000	4,799,776
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,738,499	(a)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	545,096
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	2,015,646
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,597,194
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	416,415	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	324,825	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	4,887,552
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	10,420,000	12,408,014
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	5,873,243
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	9,558,516	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	8,460,000	10,700,237	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	31,350	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,775,222	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,870,000	2,090,894	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	10,163,308	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,615,651	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	6,918,778	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	8,129,045	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	23

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Mondelez International Inc., Senior Notes	2.125%	4/13/23	4,500,000	$4,676,424
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	23,139,278
Total Food Products				179,301,980
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,775,804
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	7,005,371
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	6,450,000	6,668,333
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	1,022,580	(a)
Total Household Products				17,472,088
Tobacco — 0.8%
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,270,482
Altria Group Inc., Senior Notes	3.490%	2/14/22	5,980,000	6,186,477
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,297,916
Altria Group Inc., Senior Notes	3.800%	2/14/24	6,610,000	7,221,153
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	4,009,638
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,230,000	37,438,179
Altria Group Inc., Senior Notes	4.800%	2/14/29	35,860,000	42,992,523
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	17,729,356
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	7,353,164
Altria Group Inc., Senior Notes	5.950%	2/14/49	22,010,000	30,883,540
Altria Group Inc., Senior Notes	4.450%	5/6/50	7,860,000	9,324,455
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,650,000	6,551,726
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	17,659,888
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	48,881,620
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,852,500	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,761,719
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,354,131
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	15,374,606
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,385,210

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	$9,450,375
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,916,505
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	9,712,342
Total Tobacco				330,607,505
Total Consumer Staples				957,051,315
Energy — 5.1%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	917,994
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,946,491
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	10,131,594
Total Energy Equipment & Services				16,996,079
Oil, Gas & Consumable Fuels — 5.0%
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,551,260
Apache Corp., Senior Notes	4.375%	10/15/28	5,930,000	6,181,906
Apache Corp., Senior Notes	4.250%	1/15/30	800,000	841,500
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,114,145
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	13,585,482
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	11,249,554
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	18,346,383
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	1,300,000	1,372,534
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	15,382,307
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	3,203,393
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	19,512,589
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	5,307,058
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	8,147,773
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	10,772,651
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	5,034,963
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	28,090,000	28,896,529

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	25

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	3,000,000	$2,995,761
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	523,733
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,716,219
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,647,740
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	23,564,634
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	8,542,564	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	13,974,000	15,813,223	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	8,935,625	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	16,504,312
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,440
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	6,092,540
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	75,127
Chevron Corp., Senior Notes	2.978%	5/11/40	1,870,000	2,074,780
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	8,732,722
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	26,499,000	29,229,537
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	21,819,000	24,769,395
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	40,600,000	43,815,185
Concho Resources Inc., Senior Notes	3.750%	10/1/27	14,799,000	16,923,816
Concho Resources Inc., Senior Notes	4.300%	8/15/28	16,008,000	18,937,398
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,215,371
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,676
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	61,938
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	971,795
Continental Resources Inc., Senior Notes	4.500%	4/15/23	6,430,000	6,641,740

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	$2,590,350
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	19,296,115
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,570,000	2,546,574
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	14,202,285
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	12,147,505
Devon Energy Corp., Senior Notes	4.750%	5/15/42	3,537,000	4,003,737
Devon Energy Corp., Senior Notes	5.000%	6/15/45	38,990,000	45,993,103
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	8,210,000	8,547,429
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	459,709
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	8,154,907
Ecopetrol SA, Senior Notes	5.875%	5/28/45	39,380,000	47,738,405
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,138,000	9,288,942	(b)(c)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	11,430,000	12,104,712
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	4,888,000	5,637,442
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	4,100,000	4,790,186
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	39,330,000	42,472,770
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	3,890,000	4,711,968
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,045,804

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	27

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	$552,662
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	31,083,329
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	9,606,210
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	35,786,410
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,574,665
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,206,879
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	2,127,525
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,973,024
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	18,477,000	20,414,529
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	7,722,136
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	7,479,890
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,491,531
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	15,240,221
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	27,165,619
EQT Corp., Senior Notes	3.000%	10/1/22	13,239,000	13,363,116
EQT Corp., Senior Notes	7.875%	2/1/25	1,230,000	1,402,378
EQT Corp., Senior Notes	3.900%	10/1/27	3,320,000	3,304,479
EQT Corp., Senior Notes	5.000%	1/15/29	460,000	486,137
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	2,460,000	2,530,997
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	40,714,539
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,794,887
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	15,282,231

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	$3,743,677
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	28,069,148
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	6,307,163
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	6,870,607
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	11,179,727	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	17,738,144	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,510,000
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	2,101,128
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,911,336
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,279,839
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,596,901
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	854,852
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	3,219,489
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,683,894
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	7,860,000	10,115,781
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	5,685,215
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	11,171,892
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	11,250,174
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	9,099,082
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	10,702,960
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	13,513,366
MPLX LP, Senior Notes	4.700%	4/15/48	11,880,000	14,133,924
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	12,260,582
Noble Energy Inc., Senior Notes	3.850%	1/15/28	19,795,000	23,058,309

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	29

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	$8,932,971
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	2,455,664
Noble Energy Inc., Senior Notes	4.950%	8/15/47	2,370,000	3,383,866
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,363,328
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	21,930,000	21,140,520
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,180,000	1,233,525
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,032,172
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	18,191,302
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,400,000	5,708,000
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	55,006
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	18,765,935
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	16,194,305
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,364,045
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	24,309,472
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	5,324,219
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	14,405,662
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	28,005,952
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	8,513,407
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	24,231,537
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	16,937,187
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	1,200,000	1,236,330	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,177,381	(a)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	$16,231,162
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	104,698,113
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	9,557,239
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	25,165,910
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	35,110,762
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,758,900
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	14,367,632
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,327,320
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	13,048,332
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	543,905
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	7,030,569
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	4,883,759
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,282,674
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,778,662	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	6,036,524
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	15,607,045
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	7,253,946
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	8,462,880
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	18,173,335
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	11,278,366

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	31

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	$837,042
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	31,481,807
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	19,390,339	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	6,443,850	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,467,145
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	1,170,000	1,266,901
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	3,536,694
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	1,959,565
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,368,491
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,600,125
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,391,625
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	7,310,000	7,975,868	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	19,596,774	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	45,401,370
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	9,840,000	10,156,454
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,461,065

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	42,085,000	$47,183,387
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,170,000	1,154,310
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	6,340,000	6,985,349
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.074%	1/13/23	3,870,000	3,794,736	(c)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,287,386
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,197,474
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	2,004,557
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	6,222,129
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,782,645
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,662,957
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,445,009
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,169,717
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	10,500,408
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	275,002
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,644,142
WPX Energy Inc., Senior Notes	5.250%	10/15/27	1,920,000	2,037,715
WPX Energy Inc., Senior Notes	5.875%	6/15/28	1,728,000	1,885,766
Total Oil, Gas & Consumable Fuels				1,959,522,450
Total Energy				1,976,518,529
Financials — 10.6%
Banks — 7.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	9,467,160	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	1/19/21	14,210,000	14,151,641	(b)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	33

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	$9,243,501
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	46,485,616
Banco Santander SA, Senior Notes	4.379%	4/12/28	5,600,000	6,536,050
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.344%	4/12/23	6,200,000	6,264,401	(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	910,000	1,031,708	(b)(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	30,712,739
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	255,028
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	15,425,860
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	18,328,014
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	46,617,621
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	34,285,089	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	7,078,549	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	25,936,653	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	42,087,046	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	30,721,355	(c)

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	$22,419,791	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	8,218,272	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	100,247,785	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	9,582,524	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	66,851,681	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	9,686,540	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,770,372
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,834,570
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,556,592
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	17,021,364
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	28,058,386
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	4,287,679	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	15,257,001
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,461,300
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	13,084,021	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	78,448,051	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	35

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	$7,554,088	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	55,214,055	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	18,819,890	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	56,775,757	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	11,184,223	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	11,412,365	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	7,486,606	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,761,539	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	15,274,850
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,711,018
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,514,294
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,352,549	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	26,100,000	28,579,500	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	4,020,050	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,928,323
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	33,317,110
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	4,148,498
Citigroup Inc., Senior Notes (1.678% to 5/15/24 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,903,839	(c)

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	$37,848,431	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	21,481,992	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	10,730,000	11,739,687	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	73,587,612	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,991,125	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	19,106,820	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	22,670,070	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	744,705
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	21,834,621
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	30,385,355
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	13,406,017
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	43,670,418
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,355,246
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	187,330
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,604,255
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,527,926
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,783,438

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	37

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	$26,830,884
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	37,057,771
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	33,785,294	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	12,200,187	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	9,616,623	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,685,736	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,784,540	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	21,061,007	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	18,849,190	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	11,830,000	12,020,497	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,752,832	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	2,017,219
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	15,403,734
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	5,733,335
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	31,290,392	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	20,503,757	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	5,720,000	6,609,953	(c)

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	32,240,000	$38,166,167	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	5,419,866
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	18,163,951
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,570,776	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	18,734,215	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	42,886,618	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	12,507,251	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	22,124
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	42,242,945	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	26,213,548	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	14,808,572	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	18,474,677	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	33,957,399	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	39,278,425	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	22,619,011	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,705,296	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	39

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	$18,480,600	(c)
JPMorgan Chase & Co., Senior Notes 3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	11,210,755	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,579,668
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	16,775,139
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,805,612
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	29,330,271
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,152,500	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	11,619,786
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	16,791,644
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	241,498
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,554,781	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	17,190,921
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,458,193
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,853,774	(c)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,925,849	(c)
Natwest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,557,821	(c)

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Natwest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	$3,690,914	(c)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	17,235,792
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	27,344,281
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	14,640,000	14,866,280	(a)
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	12,054,795
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	21,592,343
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	14,509,784
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	3,255,397	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	961,814	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,778,023
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,201,081
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,851,046	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	14,905,003
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	28,104,512
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	14,427,414
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	31,714,126	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,450,000	1,753,790	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	32,111,726
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	12,029,675
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	2/8/21	38,861,000	39,448,967	(b)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	41

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/15/36	5,612,000	$7,532,262
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,097,681
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,932,924
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	32,722,497
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	27,818,460
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	19,472,720	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	26,749,901	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	29,505,734	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	5,770,000	6,299,947	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	26,586,678	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	15,920,000	19,478,189	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	159,160,000	226,599,863	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,274,328
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	2,006,196
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	27,693,409
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	11,343,868

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	$2,611,645
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	26,313,472
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	21,917,921
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,849,449
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	29,514,523
Total Banks				3,104,958,596
Capital Markets — 2.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	8,506,666
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,733,670
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	15,125,701
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,185,000	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	43,985,554	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,790,750	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	39,910,844	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	3,720,000	4,379,718
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	2/1/21	413,000	406,805	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,469,999
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	13,327,957
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,637,895

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	43

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	$5,984,453
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	11,046,503
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	18,868,224
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,945,160
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	10,769,315
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	46,388,835
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	27,940,097
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	35,306,512	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	6,639,497	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	88,466,735	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	25,701,256	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	27,725,004
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	13,235,721
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	30,532,102
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,850,196	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	2/1/21	5,550,000	0	*(b)(d)(e)(f)(g)

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	1.018%	8/19/65	190,000	$0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	41,840,595	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	28,712,496	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	49,948,591	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	41,010,019	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,412,011	(c)
UBS AG, Senior Notes	1.750%	4/21/22	20,050,000	20,410,426	(a)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,930,584	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	44,810,203	(a)(b)(c)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	34,021,447	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,593,959	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,530,000	18,192,110	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,385,290	(a)(c)
Total Capital Markets				808,127,900
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	19,249,553

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	45

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Ahold Lease USA Inc. Pass- Through-Trust, Senior Secured Notes	8.620%	1/2/25	3,270,635	$3,536,097
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,500,000	2,571,875	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000	24,580,113
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.480%	12/21/65	2,870,000	1,996,673	(a)(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,826,156
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	10,000,000	10,203,032	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	9,322,130	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	623,000	654,086	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,226,691	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	3,045,008	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000	23,105,423	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	600,000	615,663	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,158,074	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	20,145,147	(e)(f)
Total Diversified Financial Services				125,235,721
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	298,643	414,368	(a)(b)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	1,093,796	1,088,327	(a)(c)

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	446,000	$503,180
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	8,582,790
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	14,012,695
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	26,083,043
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	482,000	504,473
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	6,112,354
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	6,028,730	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	12,571,250	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	7,120,171	(c)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	10,823,551	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,516,455	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	310,953
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	10,531,271	(a)
Total Insurance				110,203,611
Total Financials				4,148,525,828
Health Care — 3.8%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.450%	3/15/22	7,230,000	7,458,214
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	54,037,111
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,502,034
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	50,519,817
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	11,318,376
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	10,511,926
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	12,052,267

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	47

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.200%	11/21/29	61,260,000	$68,758,419
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	177,475
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	619,261
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,038,000	16,405,654
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,625,270
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,641,492
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	435,070
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,526,353
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,770,597
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	8,184,112
Total Biotechnology				255,543,448
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	20,094,136
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	9,171,684
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	15,072,408
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	20,838,054
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,350,540
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,912,341
Medtronic Inc., Senior Notes	3.500%	3/15/25	6,594,000	7,402,792
Total Health Care Equipment & Supplies				79,841,955
Health Care Providers & Services — 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,747,951
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,156,029
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,479,589
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,769,850
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,563,993
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,709,706
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	5,164,464
Centene Corp., Senior Notes	4.750%	1/15/25	790,000	811,709
Centene Corp., Senior Notes	5.375%	6/1/26	2,940,000	3,104,522	(a)

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	4.625%	12/15/29	3,120,000	$3,467,896
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	3,224,184
Cigna Corp., Senior Notes	3.400%	9/17/21	9,330,000	9,531,902
Cigna Corp., Senior Notes	3.750%	7/15/23	22,489,000	24,317,920
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	9,277,791
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	26,608,560
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	34,305,121
Cigna Corp., Senior Notes	4.900%	12/15/48	6,510,000	8,967,340
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,656,830
CVS Health Corp., Senior Notes	3.350%	3/9/21	4,402,000	4,426,217
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	17,096,021
CVS Health Corp., Senior Notes	3.700%	3/9/23	3,895,000	4,168,212
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	5,039,294
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	6,370,057
CVS Health Corp., Senior Notes	4.300%	3/25/28	53,460,000	63,654,386
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	24,712,356
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	5,677,691
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	16,733,927
CVS Health Corp., Senior Notes	5.050%	3/25/48	29,693,000	40,308,392
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	14,129,061
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,414,134	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	874,177	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,056,414	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,988,345
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	870,235
HCA Inc., Senior Notes	5.375%	9/1/26	738,000	849,641
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	827,243
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,893,051
HCA Inc., Senior Notes	3.500%	9/1/30	5,720,000	6,082,710
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	20,176,236
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,527,382
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	371,408
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,507,054
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	2,072,064
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	7,919,648

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	49

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	$2,581,224
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,827,898
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	9,605,990
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	4,447,728
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	3,344,673
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	804,102
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,235,910
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	2,068,679
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,838,078
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	7,079,754
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,941,530
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	3,148,799
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	12,006,657
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	15,110,716
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	4,574,908
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	14,491,140
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	8,120,300
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	13,475,093
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,826,851
Total Health Care Providers & Services				550,140,743
Pharmaceuticals — 1.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	5,225,400	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	40,089	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,584,416	(a)

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	20,974,000	$21,640,763	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	21,181,000	23,038,362	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	8,159,000	9,185,361	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	65,770,000	69,132,162	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	8,940,000	9,356,559	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	612,001	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	10,330,000	10,444,952
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	15,026,511
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,902,105
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	2,200,000	2,412,970
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	39,239,000	42,626,905
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	12,755,000	14,559,665
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	20,661,383
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	10,147,295
Bristol-Myers Squibb Co., Senior Notes	5.250%	8/15/43	3,712,000	5,337,277
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	15,520,000	22,483,412
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	4,433,000	6,194,194
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,034,588
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,869,210
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	19,689,494

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	51

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	$36,463,745
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	3,740,001
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	17,255,372
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	9,265,044
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	20,716,407
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	15,856,528
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	13,525,876
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	8,654
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,140,000	2,172,774
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,383,383
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	3,879,000	3,936,312
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	23,348,000	23,333,407
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	25,360,930
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	3,182,234
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	16,780,000	18,580,158
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	28,590,000	27,536,030
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	24,330,000	21,714,525
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,651,541
Total Pharmaceuticals				586,887,995
Total Health Care				1,472,414,141
Industrials — 3.0%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	51,700,721
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,986,217
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	5,255,608
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,932,836
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	17,556,912
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	29,052,987
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	33,390,610

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	$3,866,020
Boeing Co., Senior Notes	5.705%	5/1/40	18,190,000	23,649,794
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	10,018,395
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	58,389,669
Boeing Co., Senior Notes	5.930%	5/1/60	9,740,000	13,842,718
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,922,413
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,226,619
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	2,002,241
General Dynamics Corp., Senior Notes	4.250%	4/1/50	9,321,000	12,737,428
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,385,161
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,907,317
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	3,195,872
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	18,418,732
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	33,629,104
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	30,311,801
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,686,696
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	16,235,533
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	9,281,216
Raytheon Technologies Corp., Senior Notes	7.500%	9/15/29	10,000,000	14,530,165
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	13,825,857
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	5,366,109

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	53

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	$4,104,373	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	8,370,000	8,924,554	(a)
Total Aerospace & Defense				456,333,678
Air Freight & Logistics — 0.0%††
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	4,080,000	4,100,910	(a)
Airlines — 0.6%
Continental Airlines Pass- Through Trust	5.983%	4/19/22	6,074,869	6,150,773
Continental Airlines Pass- Through Trust, Senior Secured Trust	6.703%	6/15/21	14,454	14,347
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	24,310,000	24,470,704
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	10,830,000	11,145,015
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,417,486
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,626,542
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	20,430,101
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	78,511,295	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	18,147,182	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	16,718,738	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	16,960,781	(a)
Spirit Loyalty Cayman Ltd./ Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	19,560,000	22,005,000	(a)
Total Airlines				228,597,964
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	107,110

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — continued
Carrier Global Corp., Senior Notes	2.700%	2/15/31	1,960,000	$2,109,531
Carrier Global Corp., Senior Notes	3.377%	4/5/40	6,240,000	6,859,951
Carrier Global Corp., Senior Notes	3.577%	4/5/50	2,800,000	3,141,992
Total Building Products				12,218,584
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,215,972
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,648,429
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,951,219	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,722,634
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,853,454
Waste Management Inc., Senior Notes	4.150%	7/15/49	7,460,000	9,960,105
Total Commercial Services & Supplies				49,351,813
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	26,299,157
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	5,278,874
Total Electrical Equipment				31,578,031
Industrial Conglomerates — 0.5%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,947,589
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,869,955
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	24,896,288
General Electric Co., Senior Notes	3.450%	5/1/27	2,950,000	3,338,455
General Electric Co., Senior Notes	3.625%	5/1/30	6,030,000	6,899,715
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	14,431,548
General Electric Co., Senior Notes	6.150%	8/7/37	5,260,000	7,267,765
General Electric Co., Senior Notes	5.875%	1/14/38	16,543,000	22,460,839
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	52,342,377

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	55

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
General Electric Co., Senior Notes	4.250%	5/1/40	6,280,000	$7,434,251
General Electric Co., Senior Notes	4.350%	5/1/50	8,260,000	10,063,084
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	10,106,100
Total Industrial Conglomerates				174,057,966
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,674,815
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	32,322,042
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,948,932
Total Machinery				43,945,789
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,916,098
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,660,011
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	33,831,978
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	29,130,565
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	15,212,665
Total Road & Rail				92,751,317
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	10,334,433
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	3,156,447	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,496,025
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,243,034
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	203,656
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,771,611

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	$1,734,525
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	24,500,000	25,747,663
Total Trading Companies & Distributors				52,687,394
Transportation Infrastructure — 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	27,030,000	34,549,746	(a)
Total Industrials				1,180,173,192
Information Technology — 1.9%
Communications Equipment — 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,704,038	(a)
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,913,849
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	6,087,000	8,442,153
Total Communications Equipment				15,060,040
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	43,666,480
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	5,863,488
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	12,140,585
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	13,000,214
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	7,240,027
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	29,333,193
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	10,487,927
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	22,634,641
Total IT Services				144,366,555
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	2.250%	11/15/23	21,820,000	22,804,312
Broadcom Inc., Senior Notes	4.700%	4/15/25	32,370,000	37,109,301
Broadcom Inc., Senior Notes	3.150%	11/15/25	25,730,000	28,127,287
Broadcom Inc., Senior Notes	4.150%	11/15/30	3,000,000	3,480,297
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,585,476
Intel Corp., Senior Notes	4.600%	3/25/40	6,320,000	8,371,768
Intel Corp., Senior Notes	4.750%	3/25/50	29,330,000	41,004,525

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	57

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	2.497%	4/24/23	12,900,000	$13,453,317
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	8,882,860
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	20,760,118
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	59,815,809
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	20,677,781
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	9,199,006	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	9,027,355
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	9,090,000	9,059,685	(a)
TSMC Global Ltd., Senior Notes	1.000%	9/28/27	12,370,000	12,265,597	(a)
Total Semiconductors & Semiconductor Equipment				308,624,494
Software — 0.5%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,672,447
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,157,308
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,737,633
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,697,764
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	80,992,063
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	46,180,486
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	950,663
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,844,000	3,741,642
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,781,647
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,169,000	4,365,903
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	730,775
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	12,116,410
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	4,108,697
Total Software				214,233,438
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.550%	8/4/21	347,000	349,511
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	34,581,891
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	34,978,743
Total Technology Hardware, Storage & Peripherals				69,910,145
Total Information Technology				752,194,672
Materials — 1.0%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	15,902,523	(a)

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
LyondellBasell Industries NV,
Senior Notes	5.750%	4/15/24	2,690,000	$3,097,269
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	15,841,278	(a)
Total Chemicals				34,841,070
Containers & Packaging — 0.0%††
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	975,015	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	640,994	(a)
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	194,000	196,483	(a)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,391,381
Total Containers & Packaging				4,203,873
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,702,594	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	11,558,769	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	15,080,396	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	17,003,000	18,357,934
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,835,000	9,931,158
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,490,000	4,902,583
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	2,196,229
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	12,265,080
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	12,082,134
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,011,378
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	11,240,389
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	41,812

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	59

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	$142,269
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	6,287,853
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,290,000	1,616,531
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	19,502,000	24,316,264
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,695,159	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	22,455,359	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,463,038	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	36,359,190	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	17,840,078	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	44,031,991
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	804,613
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	8,193,900
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	9,661,764
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	11,332,739
Total Metals & Mining				291,571,204
Paper & Forest Products — 0.1%
Resolute Forest Products Inc.,
Senior Notes	5.875%	5/15/23	7,770,000	7,778,897
Suzano Austria GmbH, Senior
Notes	3.750%	1/15/31	42,390,000	45,028,777
Total Paper & Forest Products				52,807,674
Total Materials				383,423,821
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	481,275

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	$362,930
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,317,984	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	650,775	(a)
Total Real Estate				26,812,964
Utilities — 0.6%
Electric Utilities — 0.5%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	231,146
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	4,284,941
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,979,519
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	411,155
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,940,482
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,544,764
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,655,966
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	17,438,025
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	80,216,938
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,344,000	12,893,635
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	21,610,000	21,672,917
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	6,767,108
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	8,320,000	8,357,619
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	1,720,000	1,722,830
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	4,040,000	4,030,128
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,816,139
Total Electric Utilities				205,963,312

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	61

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	$6,197,739
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	5,485,555
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,503,531
Total Multi-Utilities				17,186,825
Total Utilities				223,150,137
Total Corporate Bonds & Notes (Cost — $11,932,533,807)				13,317,560,030
U.S. Government & Agency Obligations — 19.6%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,998,383
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	68,204,350
Total U.S. Government Agencies				72,202,733
U.S. Government Obligations — 19.4%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,906,279
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,308,862
U.S. Treasury Bonds	5.500%	8/15/28	10,000	13,578
U.S. Treasury Bonds	1.125%	8/15/40	207,580,000	196,584,747
U.S. Treasury Bonds	1.375%	11/15/40	201,760,000	199,553,250
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	302,953,441	(i)(j)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	420,887,674
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	67,610,826
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	674,385,301	(i)
U.S. Treasury Bonds	3.125%	5/15/48	42,580,000	57,170,303
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	8,872,797
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	151,674,046
U.S. Treasury Bonds	1.250%	5/15/50	919,950,000	834,782,758
U.S. Treasury Bonds	1.375%	8/15/50	774,540,000	725,586,655
U.S. Treasury Bonds	1.625%	11/15/50	235,790,000	234,942,630
U.S. Treasury Notes	0.125%	6/30/22	1,410,000	1,410,330
U.S. Treasury Notes	0.125%	7/15/23	850,000	849,668
U.S. Treasury Notes	2.875%	9/30/23	560,000	601,694
U.S. Treasury Notes	0.125%	10/15/23	900,000	899,437
U.S. Treasury Notes	0.250%	11/15/23	3,155,000	3,164,120

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.375%	4/30/25	780,000	$782,925
U.S. Treasury Notes	0.250%	5/31/25	929,870,000	928,162,814
U.S. Treasury Notes	0.250%	6/30/25	586,300,000	584,857,151
U.S. Treasury Notes	0.250%	8/31/25	2,440,000	2,432,280
U.S. Treasury Notes	0.250%	9/30/25	5,620,000	5,599,144
U.S. Treasury Notes	0.250%	10/31/25	12,820,000	12,765,916
U.S. Treasury Notes	0.375%	11/30/25	44,460,000	44,525,995
U.S. Treasury Notes	0.500%	6/30/27	493,740,000	491,792,043
U.S. Treasury Notes	0.375%	7/31/27	128,580,000	126,907,456
U.S. Treasury Notes	0.500%	8/31/27	9,190,000	9,135,075
U.S. Treasury Notes	0.375%	9/30/27	266,880,000	262,835,100
U.S. Treasury Notes	0.500%	10/31/27	10,440,000	10,360,069
U.S. Treasury Notes	0.625%	11/30/27	263,500,000	263,500,000
U.S. Treasury Notes	0.625%	12/31/27	284,060,000	283,771,503
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,921
U.S. Treasury Notes	0.625%	5/15/30	271,420,000	265,397,869
U.S. Treasury Notes	0.625%	8/15/30	287,690,000	280,542,702
U.S. Treasury Notes	0.875%	11/15/30	13,410,000	13,367,046
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	6,035,167
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	94,715,784
Total U.S. Government Obligations				7,583,650,356
Total U.S. Government & Agency Obligations (Cost — $7,425,510,228)				7,655,853,089
Mortgage-Backed Securities — 18.8%
FHLMC — 3.3%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-3/1/50	77,200,625	85,650,756
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	153,501,966	165,827,705
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-11/1/50	274,447,320	293,167,409
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-3/1/50	163,670,241	175,399,067
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	516	615
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	2,671,764	3,142,284
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-5/1/50	107,024,184	117,391,121

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	63

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.278%	3/1/47	7,113,855	$7,386,647	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-4/1/49	36,828,996	40,560,669
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-6/1/48	2,585,964	2,913,519
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	2,030,234	2,334,893
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	575,767	673,246
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	25,459,468	27,850,895
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,733	7,921
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	11,789	14,074
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	137,015,080	148,206,167
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	200,756,075	216,876,402
Total FHLMC				1,287,403,390
FNMA — 11.8%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	503,030,593	556,713,905
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	26,821,180	32,226,077
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,420,600
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	4,382,032	4,609,900
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	8,690,453	10,068,253
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,882,312	6,675,685
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,991,885
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	2,708,765	3,129,788

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,492	$1,737
Federal National Mortgage Association (FNMA)	2.140%	4/1/30	1,300,000	1,404,026
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,685,112	9,453,415
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	4,337,000	4,733,130
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	4,360,000	4,586,738
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	211,722,704	238,764,498
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	842,458,932	904,788,206
Federal National Mortgage Association (FNMA)	1.500%	1/1/35	236,100,000	242,943,212	(k)
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	7,010,522	7,246,421
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	26,384,744	31,268,529
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-11/1/50	664,160,631	711,779,065
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	494,770,880	542,792,490
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-2/1/51	805,700,000	836,135,406	(k)
Federal National Mortgage Association (FNMA)	2.500%	1/1/51	408,800,000	430,964,621	(k)
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	4,036,499	4,620,116	(l)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.959%)	2.706%	11/1/35	20,742	21,545	(c)
Total FNMA				4,594,339,248
GNMA — 3.7%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	16,581	18,097
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	39,253	44,306

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	65

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,897,889	$2,178,837
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	5,423,013	6,314,926
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	9,173	9,400
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	4,178,588	4,863,003
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	30,977,779	32,725,287
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	26,264,166	30,363,578
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	17,755,588	18,951,197
Government National Mortgage Association (GNMA) II	5.000%	4/20/35- 4/20/50	84,166,968	92,417,087
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,254,747	1,461,232
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	2,957,769	3,431,240
Government National Mortgage Association (GNMA) II	4.500%	1/20/40- 3/20/49	267,188,864	289,879,443
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 2/20/50	105,993,228	113,671,461
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-10/20/50	170,626,508	180,129,233
Government National Mortgage Association (GNMA) II	4.000%	3/20/45- 4/20/50	171,309,898	185,151,267
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-12/20/50	1,616,237	1,722,628	(l)
Government National Mortgage Association (GNMA) II	2.000%	1/1/50- 2/1/50	236,800,000	247,560,893	(k)
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	8,100,000	8,735,727
Government National Mortgage Association (GNMA) II	2.500%	1/1/51- 2/20/51	227,800,000	240,921,908	(k)
Total GNMA				1,460,550,750
Total Mortgage-Backed Securities (Cost — $7,161,198,081)				7,342,293,388

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 8.9%
Argentina — 0.2%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	$220,650	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		2,243,904
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	59,973,058		24,409,035
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	47,667,840		17,494,097
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/41	22,200,000		8,424,900
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		3,799,125	*(a)(d)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		649,062	*(a)(d)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		3,254,704	*(a)(d)
Total Argentina					60,495,477
Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	72,186,809
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	437,887,000	BRL	97,522,144
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	156,106,000	BRL	35,507,548
Brazilian Government International Bond	4.750%	1/14/50	14,290,000		15,313,521
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,667,355
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		20,693,276
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		30,767,958

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	67

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	49,640,000		$55,313,604
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		63,205,203
Total Brazil					395,177,418
China — 1.0%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	18,204,502	(m)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	9,310,747	(m)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	43,130,973	(m)
China Government Bond, Senior Notes	3.290%	5/23/29	2,187,000,000	CNY	336,134,189
Total China					406,780,411
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		24,957,170
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		12,735,950
Total Colombia					37,693,120
Egypt — 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		16,542,104	(a)
Indonesia — 0.8%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		517,630	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		25,802,865	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		385,740	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,626,433	(m)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		$11,913,817	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		3,379,297
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	12,050,000		14,589,959	(m)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	26,340,000		34,091,598	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		4,672,387	(m)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		31,911,133	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,899,258	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		34,543,983
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,471,181
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	1,675,317,000,000	IDR	128,697,252
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	279,479,000,000	IDR	22,129,565
Total Indonesia					329,632,098
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		15,837,024
Israel Government International Bond, Senior Notes	3.875%	7/3/50	7,670,000		9,238,960
State of Israel	3.800%	5/13/60	5,000,000		5,952,750	(m)
Total Israel					31,028,734

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	69

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Italy — 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	363,560,000	EUR	$454,132,829	( m)
Kenya — 0.0%††
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		8,542,518	(m)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		7,421,119	(a)
Total Kenya					15,963,637
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	29,270,000		33,331,213	(a)
Mexico — 2.1%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	19,537,558
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	396,443,852
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	126,736,695
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	22,624,084
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,811,886,200	MXN	162,885,780
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	28,650,000		32,784,052
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		33,515,406
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		12,250,776
Total Mexico					806,778,203
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		8,780,603	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		10,023,855	(a)
Total Nigeria					18,804,458

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	33,170,000		$34,289,487
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		10,508,025
Total Panama					44,797,512
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	32,540,000		35,786,190
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,545,806
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		22,516,633
Total Peru					61,848,629
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	39,880,000		44,207,617
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		27,253,125	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	58,690,000		80,240,381	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	13,490,000		17,616,591	(a)
Total Qatar					125,110,097
Russia — 1.2%
Russian Federal Bond — OFZ	7.000%	1/25/23	1,326,230,000	RUB	18,842,747
Russian Federal Bond — OFZ	7.000%	8/16/23	3,299,070,000	RUB	47,048,596
Russian Federal Bond — OFZ	7.750%	9/16/26	256,110,000	RUB	3,855,006
Russian Federal Bond — OFZ	8.150%	2/3/27	2,696,040,000	RUB	41,469,974
Russian Federal Bond — OFZ	7.050%	1/19/28	6,370,818,000	RUB	93,097,922
Russian Federal Bond — OFZ	6.900%	5/23/29	6,829,060,000	RUB	99,301,138
Russian Federal Bond — OFZ	7.650%	4/10/30	5,213,630,000	RUB	79,639,681

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	71

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Russia — continued
Russian Federal Bond — OFZ	7.250%	5/10/34	309,130,000	RUB	$4,550,440
Russian Federal Bond — OFZ	7.700%	3/16/39	5,422,870,000	RUB	83,794,374
Total Russia					471,599,878
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,914,965	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	82,500,000		88,594,687	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000		6,598,800	(a)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	7,700,000		7,204,159	(a)
Total United Arab Emirates					130,312,611
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		2
Total Sovereign Bonds (Cost — $3,344,305,927)					3,484,236,048
Collateralized Mortgage Obligations (n) —7.7%
Alternative Loan Trust, 2006- 6CB 1A4	5.500%	5/25/36	4,143,564		4,092,533
Alternative Loan Trust, 2006- 18CB A6 (-4.000x1mo. USD LIBOR + 28.600%)	28.008%	7/25/36	6,280,282		10,407,725	(c)
Alternative Loan Trust, 2006- 23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	27.808%	8/25/36	2,676,445		3,995,987	(c)
Alternative Loan Trust, 2006- 43CB 1A10	6.000%	2/25/37	4,517,724		3,529,700
Alternative Loan Trust, 2006- 43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	6.482%	2/25/37	13,833,578		3,561,798	(c)
Alternative Loan Trust, 2006- OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.352%	7/20/46	363,970		287,009	(c)

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.909%	11/15/30	21,200,000	$21,320,166	(a)(c)
Banc of America Funding Trust, 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	0.408%	4/29/37	192,188	192,495	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.408%	4/29/37	25,428,000	24,755,180	(a)(c)
BANK, 2020-BN29 C	3.027%	11/15/53	2,500,000	2,641,402	(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	29,889,771	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.550%	7/15/37	16,390,000	14,922,708	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	12,946,236	12,441,617	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	2,591,272	2,577,180
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	33.583%	7/25/36	2,333,610	3,436,108	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.318%	3/25/37	12,113,166	11,123,632	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	31,515,202	(c)
BHMS Mortgage Trust, 2018- MZB(1 mo. USD LIBOR + 6.637%)	6.795%	7/10/21	93,060,000	75,591,186	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.079%	10/15/36	20,368,134	20,451,971	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX B (1 mo. USD LIBOR + 1.350%)	1.509%	11/15/32	5,130,000	5,157,950	(a)(c)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.544%	3/9/44	15,530,000	16,589,947	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.348%	10/25/36	318,942	302,364	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	73

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
CHT Mortgage Trust, 2017- CSMO A (1 mo. USD LIBOR + 0.930%)	1.089%	11/15/36	17,095,000	$16,945,429	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	3,083,370
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	10,280,447	(c)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.480%)	0.628%	11/25/36	412,851	417,157	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.341%	8/25/35	60,848	53,380	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.059%	11/15/37	114,390,000	115,120,060	(a)(c)
Commercial Mortgage Pass- Through Certificates, 2014- CR21 A3	3.528%	12/10/47	539,358	584,377
Commercial Mortgage Pass- Through Certificates, 2015-DC1 C	4.308%	2/10/48	3,070,000	2,992,244	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,807,898
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,506,579	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.071%	10/10/46	730,000	724,677	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	9,329,576	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.416%	12/10/47	11,948,000	12,210,624	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,536,237	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	16,559,957	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	5,231,310	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.424%	6/15/38	16,577	15,811	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,816,995	1,122,622
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	12,743,691	(a)

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	$10,094,030	(a)
CSMC Trust, 2015-2R 7A1	2.616%	8/27/36	8,212,479	8,337,258	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.770%	10/27/36	46,444,025	24,018,059	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.509%	7/15/32	23,400,000	16,555,177	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	22,325,084	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	89,415,274	91,546,702	(a)(c)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	148,347,500	146,448,756	(a)
CSMC Trust, 2020-4R 1A1 (1 mo. USD LIBOR + 3.000%)	3.153%	6/25/47	67,572,873	68,476,863	(a)(c)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%)	4.139%	9/16/25	47,520,000	47,956,058	(a)(c)
CSMC Trust, 2020-FACT D (1 mo. USD LIBOR + 3.710%)	3.869%	10/15/37	4,450,000	4,490,550	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	6.316%	10/15/37	7,990,000	8,089,781	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	28,979,113	29,052,995	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	37,964,474	38,035,912	(a)
DBCG Mortgage Trust, 2017- BBG A (1 mo. USD LIBOR + 0.700%)	0.859%	6/15/34	20,260,000	20,279,713	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,744,811	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	5,728,287	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 1517 X1, IO	1.334%	7/25/35	41,949,846	6,408,711	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-121 X1, IO	1.029%	10/25/30	53,104,000	4,510,521	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.481%	10/25/21	7,013,473	36,100	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	75

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.709%	4/25/29	41,711,517	$2,231,616	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	0.948%	6/25/29	39,907,599	2,824,580	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.238%	6/25/29	6,300,000	620,563	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	0.886%	9/25/29	20,488,304	1,391,305	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.836%	10/25/29	19,964,064	1,298,794	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K108 X1, IO	1.690%	3/25/30	12,750,000	1,728,118	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K151 X1, IO	0.405%	4/25/30	51,228,181	1,497,881	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	0.957%	5/25/26	66,264,410	3,036,507	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	40,033,930	2,417,973	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.638%	10/25/26	35,917,916	1,161,090	(c)

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.203%	6/25/27	11,007,866	$617,810	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KSG1 X1, IO	1.156%	9/25/30	14,798,296	1,353,207	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	5,686,485	6,757,503
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019- RR01 X, IO	1.534%	6/25/28	22,500,000	2,289,578	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	8,727,381	9,959,700
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.131%	11/15/36	975,806	219,480	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.271%	2/15/37	5,464,715	1,332,144	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.871%	9/15/37	1,527,346	345,642	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	604,265	4,306
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.071%	1/15/40	2,106,840	456,629	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	3,481,148	3,862,129
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	8,292,192	8,609,459

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	77

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.791%	10/15/41	5,140,647	$927,141	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.331%	12/15/41	4,018,452	919,930	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.888%	8/15/39	2,528,876	557,449	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.841%	8/15/42	1,249,503	229,923	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	3,227,462	332,691
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	2,366,812	156,427
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.048%	5/15/39	1,414,454	52,169	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.091%	9/15/42	2,222,725	304,217	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	2,275,155	139,310
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,210,718	59,856
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.372%	4/15/41	4,532,242	274,087	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	22,573,180	23,742,409

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	15,741,315	$16,520,173
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	13,196,325	13,639,269
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	11,186,209	1,684,784
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	12,059,240	1,478,119
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	27,969,028	4,051,261
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	20,496,756	2,676,741
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	7,454,787	937,468
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	574,007	39,738
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.817%	2/15/38	891,974	53,290
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.941%	8/15/44	7,727,045	1,709,864	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.841%	12/15/46	18,339,036	4,221,003	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (-1.000 x 1 mo. USD LIBOR + 1.800%)	1.948%	7/25/30	64,355,934	64,024,199	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	79

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	3.898%	8/25/50	16,590,000	$16,907,129	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (SOFR + 4.800%)	4.882%	10/25/50	18,832,000	19,755,615	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (SOFR + 2.800%)	2.882%	10/25/50	44,750,000	45,573,615	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (SOFR + 2.000%)	2.077%	12/25/50	38,540,000	38,596,361	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.148%	7/25/24	46,186,411	45,002,838	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	4.698%	2/25/25	1,241,772	1,263,852	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.148%	7/25/25	14,775,503	15,250,284	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.348%	1/25/30	18,199,068	18,251,772	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.548%	5/25/30	17,485,719	17,459,144	(a)(c)

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.898%	10/25/30	5,000,000	$5,084,577	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.298%	10/25/30	4,503,265	4,513,358	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.398%	1/25/31	19,130,000	19,694,419	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.444%	2/25/43	2,011,240	2,303,115	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.379%	7/25/22	25,025,717	96,344	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,822,000	4,306,129	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	2,453,150	2,755,617	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.555%	9/25/28	51,352,256	60,757,417	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	12,170,000	14,611,745
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	21,010,000	24,408,632
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	25,350,000	29,322,735
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.831%	6/25/34	17,884,273	1,078,504	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.591%	6/25/29	55,334,750	2,271,301	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	81

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	18,608,203	$20,503,515
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,497,475	8,147,686	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,500,000	2,841,837
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	36,510,733	39,045,564
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,751,461	4,013,093
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.468%	9/25/34	45,097,513	4,822,836	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	2.223%	10/25/35	1,920,140	108,130	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	2.409%	3/25/36	1,237,331	83,779
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	3.595%	7/25/36	2,970,349	252,377	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.210%	12/25/36	3,148,442	270,593	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.210%	12/25/36	3,512,236	236,303	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.332%	4/25/40	1,641,769	379,483	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	11,398,909	12,167,148

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	821,829	$926,380
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.550%	10/25/26	672,483	81,267	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	717,097	785,170
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.352%	4/25/42	2,037,094	445,604	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	3,139,240	3,676,622
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	4,777,314	5,859,942
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.502%	2/25/41	510,315	28,273	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	314,986	301,150
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.502%	3/25/42	3,570,697	707,625	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	188,475	180,061
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.425%	7/25/42	430,051	87,187	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	974,501	55,667

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	83

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	1,175,764	$61,870
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	12/25/42	2,924,876	583,919	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.975%	12/25/42	2,246,095	448,500	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.975%	12/25/42	7,173,102	1,571,413	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	4,399,980	5,304,056
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	12,021,091	13,887,669
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	3/25/42	3,884,351	699,404	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	4,340,323	522,940
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	2,523,435	77,995
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	3,713,873	479,707
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.975%	6/25/43	5,709,308	1,268,574	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.802%	12/25/43	12,241,004	2,449,834	(c)

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.359%	8/25/44	4,483,888	$283,481	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	2.232%	8/25/55	9,629,917	433,759	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.002%	8/25/45	2,680,801	629,928	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.852%	11/25/45	15,552,971	3,687,076	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	9/25/46	16,492,063	3,374,984	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	9/25/46	7,416,651	1,453,505	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.952%	10/25/57	30,266,015	6,179,067	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.052%	11/25/47	10,418,996	2,106,707	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,029,539	13,212,210
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	22,062,131	3,231,897
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	15,566,667	1,957,527
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	9,921,119	1,418,264

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	85

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	64,656,353	$8,243,200
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	883,071	163,924
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	395,055	67,580
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	215,886	29,574	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	184,462	26,805	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	264,700	38,226
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,112,648	211,889
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	2,736,875	146,163
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	143,713	7,919
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,491,515	314,029
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,500,790	368,001
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,073,791	167,735
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	465,123	81,655

See Notes to Financial Statements.

86	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.478%	6/25/37	8,447,920	$3,326,738	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	17,450,613	17,731,219	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.006%	10/25/36	34,336,265	6,630,676	(a)(c)
FREMF Mortgage Trust, 2012- K20 X2A, IO	0.200%	5/25/45	172,246,934	367,144	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.838%	4/20/36	525,548	108,710	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.428%	8/20/37	2,033,887	336,208	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.328%	4/20/40	339,311	71,254	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	2,831,628	2,954,160
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.498%	1/20/40	143,099	11,897	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	6,606,455	6,876,391
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	24,296,518	28,550,241
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	838,102	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.146%	5/20/60	432,786	438,723	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	87

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.490%	8/20/58	1,166,599	$1,165,691	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.520%	12/20/60	280,979	280,929	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.540%	12/20/60	5,194,722	5,196,382	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	147,553	9,307
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.590%	2/20/61	1,709,190	1,711,832	(c)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.620%	3/20/61	5,042,345	5,053,030	(c)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.640%	3/20/61	4,542,199	4,553,436	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.898%	3/20/42	1,360,347	346,632	(c)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	1,717,819	35,812
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	1,041,983	56,409
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.948%	8/16/42	2,528,721	559,014	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.727%	1/16/54	45,590,579	1,548,229	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.190%	10/16/48	72,437,608	727,505	(c)

See Notes to Financial Statements.

88	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.441%	11/16/47	28,959,899	$588,465	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.694%	11/16/47	7,347,882	7,788,925	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	2.114%	11/20/42	1,574,213	60,635	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	2.682%	6/16/48	1,482,257	1,556,800	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.448%	8/20/44	467,559	80,688	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	3,118,767	184,553
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	606,125	80,872
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.998%	2/20/46	20,463,883	4,534,754	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	3,966,098	734,140
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.947%	10/16/46	6,081,741	1,386,295	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.649%	8/16/58	33,094,041	1,618,606	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.656%	2/16/57	27,450,510	1,391,192	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.702%	7/16/58	20,432,952	1,013,454	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	89

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.686%	2/16/59	10,822,193	$588,392	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.599%	4/16/57	74,464,755	3,532,534	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.561%	12/16/59	11,489,155	572,633	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.307%	7/20/67	32,833,673	3,766,548	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.692%	9/20/67	26,084,312	1,878,900	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.064%	10/20/67	13,422,239	1,286,743	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.879%	11/20/67	3,951,119	380,468	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	6,715,723	7,131,606
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.440%	2/20/68	15,659,413	15,627,143	(c)
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	0.440%	5/20/68	27,254,126	27,195,334	(c)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.440%	5/20/68	13,088,000	13,053,995	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.440%	7/20/68	8,715,328	8,691,873	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.683%	10/20/68	6,109,199	6,098,303	(c)

See Notes to Financial Statements.

90	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	9,749,740	$10,116,011
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	8,956,960	9,213,236
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	23,472,177	3,432,390
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	7,409,699	1,219,373
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	8,677,494	1,208,038
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	25,807,455	3,705,579
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	12,398,927	1,687,578
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	11,355,249	1,571,080
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	7,715,619	1,113,876
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	10,913,093	1,573,259
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	35,524,257	5,106,790
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.302%	5/20/70	27,783,607	29,141,137	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.402%	4/20/70	7,109,541	7,330,068	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.652%	7/20/70	3,368,704	3,388,677	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	91

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.602%	7/20/70	8,132,911	$8,161,607	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.602%	7/20/70	4,045,340	4,058,266	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.552%	8/20/70	94,255	94,321	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.493%	12/15/36	15,590,000	14,713,546	(a)(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	0.788%	10/25/45	2,049,679	2,033,480	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	0.708%	11/25/45	13,549,155	8,688,149	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	0.608%	4/25/36	435,443	507,140	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.459%	9/15/31	139,880,000	118,374,429	(a)(c)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,567,560	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.033%	5/10/50	16,340,000	17,475,241	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	6,293,274
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.780%	11/25/35	628,014	446,021	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.632%	6/19/35	2,813,798	2,780,129	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.353%	6/19/45	2,037,462	1,188,856	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	3.148%	2/25/36	525,645	242,189	(c)

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.332%	11/19/46	153,350	$128,814	(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.668%	11/25/35	2,505,525	2,306,661	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.648%	5/25/37	6,066,405	6,007,258	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.132%	8/25/35	144,717	109,157	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.290%	12/26/36	18,386,177	12,474,267	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.888%	1/15/47	1,602,000	1,723,353	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,530,488
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.267%	7/15/48	19,921,000	21,335,228	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.619%	8/15/48	10,543,000	11,665,100	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.702%	8/15/46	4,000,000	4,156,534	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	709,406
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.071%	4/17/45	4,576,420	949,750	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.895%	2/12/49	3,458,949	1,740,082	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.496%	2/15/51	973,247	911,078	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.909%	5/15/28	11,407,035	10,289,423	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.457%	8/15/49	1,510,000	1,464,043	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	93

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	23,197,511	$23,937,906	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	18,089,723	18,542,750	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	26,141,768	26,798,729	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	0.452%	9/27/36	4,029,606	3,963,167	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.582%	9/27/36	13,432,236	9,116,652	(a)(c)
KKR Industrial Portfolio Trust, 2020-AIP E (1 mo. USD LIBOR + 2.626%)	2.785%	3/15/37	14,135,256	14,028,782	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	69,851,149	70,071,222	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.002%	11/25/36	6,838,079	2,519,299	(c)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	2.900%	7/31/21	4,842,728	4,871,804	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	3.481%	7/25/34	288,410	270,912	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.358%	4/25/46	116,238	105,659	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,515,534	1,175,717	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,015,943	1,750,432	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.498%	5/25/35	2,132,628	1,169,436	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2,668,753	1,521,219	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	421,423	240,215	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	312,042	282,398	(c)

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	93,211	$93,165
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.819%	7/25/34	10,523	10,549	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.998%	7/25/35	881,560	846,875	(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	1.514%	4/26/47	6,551,123	6,513,236	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.495%	4/16/36	45,135,125	40,603,496	(a)(c)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	4.409%	8/15/34	24,714,592	24,353,776	(a)(c)
Multifamily Trust, 2016-1 B	8.148%	4/25/46	2,706,743	3,091,739	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	45,158,657	48,590,037	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	61,341	42,549
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.670%	2/26/46	9,264,661	7,746,501	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	36,548,914	36,808,082	(a)(c)
PFP V Sub Loan Trust, 2020-A A	1.000%	10/15/23	18,950,000	19,094,589	(a)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.002%	6/25/36	11,110,446	2,696,156	(c)
Prime Mortgage Trust, 2006- DR1 2A2	6.000%	5/25/35	26,584,996	22,148,003	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	440,658	282,840
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	222,015	176,000
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.598%	1/25/37	6,983,708	2,381,171	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	3.407%	3/25/36	7,016,501	6,269,354	(a)(c)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	37,705,082	38,097,516	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	95

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.718%	7/25/36	11,504,760	$1,389,029	(a)(c)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	0.548%	5/25/34	9,452	8,991	(c)
Rosslyn Portfolio Trust, 2017- ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	26,891,722	26,998,649	(a)(c)
Shops at Crystals Trust, 2016- CSTL A	3.126%	7/5/36	11,160,000	11,229,708	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	3.150%	7/25/34	747	775	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	0.328%	7/25/46	115,422	99,526	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	0.892%	10/19/33	62,203	60,100	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	0.748%	10/25/27	598	599	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.498%	4/25/36	17,230,199	2,871,166	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	6,088,125
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,813,157
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	67,513,175	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.653%	2/15/51	6,845,009	5,247,854	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003- AR9 1A7	2.782%	9/25/33	6,119	6,106	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	1.108%	11/25/45	21,219,500	13,657,528	(c)

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	7,087,805	$7,186,524	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.312%	3/25/37	10,801,088	1,668,362	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.578%	6/25/37	3,496,458	2,820,971	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.275%	7/15/46	450,000	432,199	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	6,209,676
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.209%	11/15/50	31,522,065	1,979,330	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,911,279
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.306%	6/15/45	169,173	1,941	(a)(c)
WFRBS Commercial Mortgage Trust, 2013-C14 D	3.973%	6/15/46	3,030,000	2,384,139	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	293,809	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.016%	3/15/47	42,908,517	995,602	(c)
Total Collateralized Mortgage Obligations (Cost — $3,024,999,810)				3,000,878,381
Senior Loans — 4.6%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.3%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	10/7/27	28,020,000	28,072,537	(c)(o)(p)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.897%	3/1/27	27,467,251	27,094,493	(c)(o)(p)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.659%	1/31/28	39,330,528	39,014,468	(c)(o)(p)
Total Diversified Telecommunication Services				94,181,498

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	97

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR +1.750%)	1.896-1.897%	2/15/24	4,479,054	$4,473,455	(c)(o)(p)
Media — 0.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.900%	4/30/25	36,615,871	36,540,992	(c)(o)(p)(q)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.900%	2/1/27	13,285,464	13,234,726	(c)(o)(p)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.648%	11/18/24	3,929,161	3,840,142	(c)(o)(p)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	5/1/26	10,425,416	10,273,382	(c)(o)(p)
Nexstar Broadcasting Inc., Term Loan B4 (3 mo. USD LIBOR + 2.750%)	2.905%	9/18/26	43,119,196	42,909,594	(c)(o)(p)(q)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.846%	1/31/26	9,719,748	9,658,999	(c)(o)(p)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.397%	12/17/26	25,673,429	25,712,658	(c)(o)(p)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	16,337,712	16,372,724	(c)(o)(p)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	5,720,000	5,721,785	(q)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.659%	4/30/28	4,475,074	4,444,308	(c)(o)(p)
Total Media				168,709,310
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.659%	4/15/27	5,687,025	5,652,903	(c)(o)(p)
Total Communication Services				273,017,166

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 1.0%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Term Loan B	3.000%	4/6/24	4,011,573	$3,963,935	(c)(o)(p)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.647%	4/30/26	18,035,357	17,990,269	(c)(f)(o)(p)
Total Auto Components				21,954,204
Commercial Services & Supplies — 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.900%	12/6/25	3,675,000	3,675,000	(c)(f)(o)(p)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	30,696,040	30,803,476	(c)(o)(p)
ServiceMaster Co. LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.938%	11/5/26	5,124,484	5,119,677	(c)(o)(p)
Total Diversified Consumer Services				35,923,153
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	11/19/26	41,348,060	40,756,906	(c)(o)(p)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	7/31/24	14,727,356	14,535,591	(c)(o)(p)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.895%	3/11/25	10,448,057	10,343,577	(c)(o)(p)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.895%	1/15/27	10,728,925	10,609,566	(c)(o)(p)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.352%	9/15/23	1,983,550	1,972,393	(c)(o)(p)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.897%	12/23/24	25,354,307	24,928,202	(c)(o)(p)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	99

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B1 (3 mo. USD LIBOR + 4.500%)	4.647%	7/21/25	19,281,675	$19,340,735	(c)(o)(p)
Four Seasons Hotels Ltd., Restated Term Loan (3 mo. USD LIBOR + 2.000%)	2.147%	11/30/23	17,093,918	16,993,765	(c)(o)(p)
Golden Nugget Inc., First Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	13,177,812	12,771,500	(c)(o)(p)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.898%	6/22/26	32,511,279	32,200,666	(c)(o)(p)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.647%	5/29/26	12,329,673	12,219,865	(c)(o)(p)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.897%	8/14/24	35,801,160	35,062,761	(c)(o)(p)(q)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	15,813,550	15,613,904	(c)(o)(p)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.900%	9/20/24	36,143,437	35,059,134	(c)(f)(o)(p)
Total Hotels, Restaurants & Leisure				282,408,565
Specialty Retail — 0.1%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	6,690,000	6,698,363	(c)(o)(p)
BJ’s Wholesale Club Inc., Term Loan B	—	2/3/24	3,730,274	3,733,072	(q)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	10/19/27	22,100,000	22,123,382	(c)(o)(p)
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	14,294,615	14,249,944	(c)(o)(p)

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Party City Holdings Inc., 2018 Replacement Term Loan	3.250%	8/19/22	2,626,780	$2,439,622	(c)(o)(p)
PetSmart Inc., Term Loan B2	—	3/11/22	3,220,000	3,220,000	(q)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.904%	7/31/26	317,469	315,173	(c)(o)(p)
Total Specialty Retail				52,779,556
Total Consumer Discretionary				396,740,478
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.397%	1/29/27	14,228,500	14,114,672	(c)(o)(p)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.147%	9/13/26	14,851,242	14,636,908	(c)(o)(p)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	6/27/23	18,583,909	18,357,409	(c)(o)(p)
Total Food & Staples Retailing				47,108,989
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan	—	12/16/27	3,889,167	3,897,268	(q)
Energizer Holdings Inc., Term Loan	—	12/22/27	3,290,833	3,297,688	(q)
Total Household Products				7,194,956
Total Consumer Staples				54,303,945
Financials — 0.6%
Capital Markets — 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.000%)	3.147%	7/21/25	11,688,823	11,530,533	(c)(o)(p)(q)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.647%	6/27/25	3,822,826	3,824,190	(c)(o)(p)(q)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.754%	2/1/27	10,909,292	10,821,331	(c)(o)(p)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.147%	7/3/24	16,174,950	16,096,097	(c)(o)(p)
Total Capital Markets				42,272,151

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	101

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 0.3%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	1,810,000	$1,796,237	(c)(o)(p)
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.897%	2/27/26	19,646,224	19,687,147	(c)(o)(p)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	28,665,950	28,755,531	(c)(o)(p)
Jane Street Group LLC, Dollar Term Loan (3 mo. USD LIBOR + 3.000%)	3.233%	1/31/25	16,027,745	16,027,745	(c)(o)(p)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	3.754%	7/10/25	473,006	475,206	(c)(o)(p)
TKC Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	2/1/23	4,636,366	4,558,128	(c)(o)(p)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.897%	11/16/26	12,417,705	12,400,892	(c)(o)(p)(q)
UFC Holdings LLC, Term Loan B (the greater of 6 mo. USD LIBOR or 1.000% + 3.250%)	4.250%	4/29/26	27,509,361	27,492,168	(c)(o)(p)(q)
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	3.153%	3/1/26	15,556,306	15,581,585	(c)(o)(p)
Total Diversified Financial Services				126,774,639
Insurance — 0.2%
AmWINS Group, Inc., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	1/25/24	1,850,345	1,852,447	(c)(o)(p)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/24	18,155,073	18,047,268	(c)(o)(p)

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Asurion LLC, New Term Loan B8	3.397%	12/23/26	28,582,084	$28,349,855	(c)(o)(p)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/23	7,023,665	7,002,811	(c)(o)(p)
Total Insurance				55,252,381
Total Financials				224,299,171
Health Care — 1.1%
Health Care Equipment & Supplies — 0.0%††
Greatbatch Ltd., Term Loan B	—	10/27/22	3,434,194	3,473,711	(q)
Health Care Providers & Services — 0.7%
Elanco Animal Health Inc., Term Loan (3 mo. USD LIBOR + 1.750%)	1.905%	8/1/27	21,532,866	21,378,087	(c)(o)(p)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan (1 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	2,238,108	2,187,191	(c)(o)(p)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	9,519,953	9,303,374	(c)(o)(p)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	15,741,115	15,678,151	(c)(o)(p)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.102%	11/15/27	42,813,130	42,423,231	(c)(o)(p)(q)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.897%	3/13/25	6,197,036	6,207,106	(c)(o)(p)
Jaguar Holding Co. II, 2018 Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	8/18/22	23,518,357	23,527,176	(c)(o)(p)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.897%	11/17/25	36,947,287	36,880,893	(c)(o)(p)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	32,064,755	31,987,928	(c)(o)(p)(q)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	103

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.250%)	4.397%	8/6/26	17,473,500	$17,469,866	(c)(o)(p)
Phoenix Guarantor Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	3/5/26	1,840,000	1,841,726	(c)(o)(p)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.402%	3/5/26	23,984,781	23,898,580	(c)(o)(p)(q)
Sotera Health Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/11/26	32,492,602	32,659,127	(c)(o)(p)
Total Health Care Providers & Services				265,442,436
Health Care Technology — 0.2%
AthenaHealth Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.648%	2/11/26	48,330,871	48,411,438	(c)(o)(p)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	45,263,496	45,115,756	(c)(o)(p)(q)
Total Health Care Technology				93,527,194
Life Sciences Tools & Services — 0.0%††
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	9/27/24	1,000,000	984,821	(c)(o)(p)
Pharmaceuticals — 0.2%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.898%	11/27/25	20,291,800	20,140,870	(c)(o)(p)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.148%	6/2/25	14,352,924	14,314,803	(c)(o)(p)(q)

See Notes to Financial Statements.

104	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Endo Luxembourg Finance Company I SARL, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/29/24	7,710,026	$7,616,056	(c)(o)(p)
Milano Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	25,460,000	25,523,650	(c)(o)(p)
Total Pharmaceuticals				67,595,379
Total Health Care				431,023,541
Industrials — 0.6%
Aerospace & Defense — 0.1%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	9,510,000	9,527,831	(c)(o)(p)(q)
Boeing Co., Term Loan	1.250-1.470%	2/7/22	37,220,000	36,836,188	(c)(o)(p)
Total Aerospace & Defense				46,364,019
Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	4/29/23	33,441,950	34,042,868	(c)(o)(p)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	14,290,000	14,845,524	(c)(o)(p)
Total Airlines				48,888,392
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.397%	7/10/26	30,863,548	30,791,913	(c)(o)(p)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.647%	10/1/26	19,214,138	19,178,112	(c)(o)(p)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	4.990%	10/30/26	8,209,555	8,235,210	(c)(o)(p)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	105

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
GFL Environmental Inc., 2020 Term Loan (3 mo. USD LIBOR + 3.000%)	3.000%	12/22/25	5,304,796	$5,316,732	(c)(o)(p)(q)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.647%	8/27/25	12,347,814	12,366,336	(c)(o)(p)
Total Commercial Services & Supplies				75,888,303
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	8/1/25	16,808,648	16,796,647	(c)(o)(p)
Road & Rail — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.254%	12/30/26	37,967,763	37,934,541	(c)(o)(p)
Trading Companies & Distributors — 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688%	8/15/25	12,323,078	12,246,058	(c)(o)(p)(q)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	2.004%	10/6/23	5,500,000	5,500,000	(c)(o)(p)
Total Trading Companies & Distributors				17,746,058
Total Industrials				243,617,960
Information Technology — 0.3%
Communications Equipment — 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.397%	4/6/26	1,975,000	1,966,184	(c)(o)(p)
IT Services — 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.898%	9/30/24	35,200,451	35,251,773	(c)(o)(p)(q)
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.147%	10/16/26	33,976,716	34,019,187	(c)(o)(p)

See Notes to Financial Statements.

106	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.750%)	2.897%	6/21/24	349,861	$345,706	(c)(o)(p)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	6/21/24	2,362,694	2,334,637	(c)(o)(p)
Total Software				36,699,530
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.000%)	2.750%	9/19/25	17,460,066	17,491,965	(c)(o)(p)(q)
Western Digital Corp., New Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	4/29/23	9,889,653	9,890,890	(c)(o)(p)
Total Technology Hardware, Storage & Peripherals				27,382,855
Total Information Technology				101,300,342
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.149%	10/1/22	13,862,911	13,868,249	(c)(o)(p)
Berry Global Inc., Term Loan X (1 mo. USD LIBOR + 2.000%)	2.149%	1/19/24	2,098,239	2,099,046	(c)(o)(p)(q)
Berry Global Inc., Term Loan Y (1 mo. USD LIBOR + 2.000%)	2.149%	7/1/26	992,443	989,342	(c)(o)(p)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	2/4/27	19,187,822	19,097,869	(c)(o)(p)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.897%	2/6/23	346,597	345,427	(c)(o)(p)
Total Containers & Packaging				36,399,933
Paper & Forest Products — 0.0%††
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.647%	9/4/27	9,516,150	9,556,936	(c)(o)(p)
Total Materials				45,956,869
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.894%	12/20/24	23,248,182	22,918,825	(c)(o)(p)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	107

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Management & Development — 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	4,565,973	$4,516,747	(c)(o)(p)
Realogy Group LLC, Extended 2025 Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/7/25	5,263,864	5,193,129	(c)(o)(p)(q)
Total Real Estate Management & Development				9,709,876
Total Real Estate				32,628,701
Total Senior Loans (Cost — $1,801,935,384)				1,802,888,173

			Face Amount†/ Units
Asset-Backed Securities — 3.1%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	21,575,000	21,616,856	(c)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	23,969,925	23,773,741	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	34,800,000	37,239,640	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	27,982,135	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	1,220,733	1,173,384	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.751%	12/27/39	4,064,829	4,152,038	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.648%	10/25/37	47,370,000	47,267,108	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	1.898%	10/25/37	108,930,000	93,938,792	(a)(c)
Conseco Finance Corp., 1993-2 B	3.500%	12/16/21	14	13	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	11,036,509	10,723,262	(c)

See Notes to Financial Statements.

108	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.488%	12/25/36	48,738	$34,480	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.299%	7/15/36	29,270	27,356	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.309%	11/15/36	390,397	345,826	(c)
Credit Suisse European Mortgage Capital Ltd., 2019- 1OTF A (3 mo. USD LIBOR + 2.900%)	3.168%	8/9/24	57,638,700	57,282,034	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020- 1OTF A	5.025%	8/9/24	62,365,427	60,494,464	(a)(e)(f)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.299%	1/15/37	3,639,506	3,497,412	(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.298%	11/25/69	17,561,634	17,661,632	(a)(c)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.498%	3/25/36	9,519,274	9,639,346	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	6,778,951	7,519,442
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	0.308%	10/25/36	17,526,066	17,247,179	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	57,443,012
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.648%	10/25/34	1,928,724	1,847,255	(a)(c)
Green Tree Home Improvement Loan Trust, 1996-A B2	7.400%	2/15/26	1,190	469
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.548%	10/25/46	5,702,358	5,327,046	(a)(c)
Hertz Vehicle Financing II LP, 2016-2A B	3.940%	3/25/22	14,429,000	14,499,914	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	109

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	$10,079,123	(a)
Hertz Vehicle Financing II LP, 2016-4A B	3.290%	7/25/22	4,890,000	4,893,336	(a)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	24,439,685	(a)
Hertz Vehicle Financing II LP, 2019-3A B	3.030%	12/26/25	3,000,000	3,002,957	(a)
Hertz Vehicle Financing LLC, 2018-3A B	4.370%	7/25/24	7,173,000	7,219,632	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	41,500,000	41,500,000	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.288%	12/25/36	78,826,540	67,581,682	(c)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,043,618	10,381,764	(a)
Loanpal Solar Loan Ltd., 2020- 3GS A	2.470%	12/20/47	29,155,368	29,422,909	(a)
Loanpal Solar Loan Ltd., 2021- 1GS A	2.290%	1/20/48	22,410,000	22,565,589	(a)(l)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.308%	10/25/36	3,538,647	1,613,462	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.168%	10/25/33	220,424	220,154	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.880%	2/26/29	18,137,842	18,121,427	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	0.518%	6/25/33	23,087,424	22,251,867	(c)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	25,986,163	27,578,506	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	6,038,945	6,087,419	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	962,575	(a)

See Notes to Financial Statements.

110	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.748%	9/25/47	18,843,308	$18,552,145	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	21,508,697	21,745,561	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	29,595,958	30,625,235
Origen Manufactured Housing Contract Trust, 2006-A A2	2.026%	10/15/37	8,202,739	7,913,183	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.807%	4/15/37	11,048,372	10,523,166	(c)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	1.948%	7/25/35	2,422,776	2,441,304	(c)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.498%	10/25/36	17,250,000	16,069,786	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	1.273%	8/25/33	999,669	989,021	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	1.388%	3/25/34	5,065,482	5,031,241	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,768,538	9,975,880
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.648%	10/25/32	1,284,574	1,247,964	(a)(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	7,678,263	8,382,438
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	14,882,263	15,853,897
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A1 (1 mo. USD LIBOR + 0.050%)	0.198%	10/25/36	27,666,056	12,835,805	(c)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A2 (1 mo. USD LIBOR + 0.160%)	0.308%	10/25/36	75,409,602	36,115,498	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	111

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A3 (1 mo. USD LIBOR + 0.220%)	0.368%	10/25/36	38,226,131	$18,619,570	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	23,829,575	(a)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	2,648,492	(a)
Sonic Capital LLC, 2018-1A A2	4.026%	2/20/48	4,895,833	5,063,979	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	25,336,016	25,571,945	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.368%	2/25/36	1,092,271	43,988	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	0.298%	3/25/37	23,273,728	19,832,949	(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.830%	5/25/31	4,968,661	4,721,949	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,546,257	2,730,843	(a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.148%	5/25/58	33,668,206	33,940,296	(a)(c)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	28,400,000	28,995,417	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	9,764,086	10,683,221
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	9,949,908	10,771,479
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,930,000	4,035,590	(a)
Total Asset-Backed Securities (Cost — $1,235,853,682)				1,208,447,340

			Face Amount†
U.S. Treasury Inflation Protected Securities — 2.2%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	75,499,802	117,096,529

See Notes to Financial Statements.

112	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Treasury Inflation Protected Securities — continued
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	49,951,570		$78,450,463
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	76,920,030		98,067,253
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	69,113,704		99,693,801	(j)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	36,855,314		47,616,184
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	67,079,298		91,652,729	(i)(j)
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,818,563		5,143,991
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	84,717,264		118,173,152	(j)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	146,700,760		206,997,555	(i)(j)
Total U.S. Treasury Inflation Protected Securities (Cost — $680,810,404)					862,891,657

			Shares
Investments in Underlying Funds — 1.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost — $428,491,647)			3,204,287		442,608,163

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.3%
Argentina — 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	620,596,571	ARS	4,364,903	(e)
Japan — 0.3%
Japanese Government CPI Linked Bond	0.100%	3/10/26	9,414,874,200	JPY	91,545,530
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $98,986,695)					95,910,433
Municipal Bonds — 0.1%
Missouri — 0.1%
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost — $12,440,000)	3.229%	5/15/50	12,440,000		14,553,059

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	113

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

	Security	Expiration Date	Contracts	Notional Amount†	Value
	Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
	Australian Dollar Futures, Call @ $76.50	1/8/21	150	150,000	$123,000
	Australian Dollar Futures, Put @ $76.00	1/8/21	299	299,000	56,810
	Canadian Dollar Futures, Call @ $78.00	2/5/21	300	300,000	258,000
	Canadian Dollar Futures, Put @ $78.50	1/8/21	403	403,000	181,350
	Euro Futures, Put @ $1.21	1/8/21	142	17,750,000	19,525
	Euro Futures, Put @ $1.22	1/8/21	282	35,250,000	116,325
	Euro Futures, Put @ $1.23	1/8/21	1,048	131,000,000	720,500
	U.S. Treasury 10-Year Notes Futures, Call @ $138.00	1/22/21	353	353,000	187,531
	U.S. Treasury 10-Year Notes Futures, Put @ $137.50	1/22/21	404	404,000	113,625
	U.S. Treasury 10-Year Notes Futures, Put @ $138.00	1/22/21	203	203,000	91,984
	U.S. Treasury Long-Term Bonds Futures, Call @ $172.00	1/22/21	303	303,000	672,281
	U.S. Treasury Long-Term Bonds Futures, Call @ $173.00	1/22/21	707	707,000	1,148,875
	U.S. Treasury Long-Term Bonds Futures, Put @ $172.50	1/22/21	202	202,000	246,188
Total Exchange-Traded Purchased Options (Cost — $4,030,030)					3,935,994

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/ Canadian Dollar, Put @ 1.27CAD	BNP Paribas SA	3/18/21	378,000,000	378,000,000	3,976,474
U.S. Dollar/ Euro, Put @ $1.22	Citibank N.A.	3/4/21	371,360,000	371,360,000	4,610,642
Total OTC Purchased Options (Cost — $10,416,436)					8,587,116
Total Purchased Options (Cost — $14,446,466)					12,523,110
Total Investments before Short-Term Investments (Cost — $37,161,512,131)					39,240,642,871

See Notes to Financial Statements.

114	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Shares	Value
Short-Term Investments — 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $978,183,528)	0.010%	978,183,528	$978,183,528	(r)
Total Investments — 103.0% (Cost — $38,139,695,659)			40,218,826,399
Liabilities in Excess of Other Assets — (3.0)%			(1,188,948,468)
Total Net Assets — 100.0%			$39,029,877,931

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	115

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of December 31, 2020.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of December 31, 2020.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2020, the Fund held TBA securities with a total cost of $1,988,048,305.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	All or a portion of this loan is unfunded as of December 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2020, the total market value of investments in Affiliated Companies was $978,183,528 and the cost was $978,183,528 (Note 8).

See Notes to Financial Statements.

116	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

BRL	— Brazilian Real

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

CPI	— Consumer Price Index

ETF	— Exchange-Traded Fund

EUR	— Euro

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
Australian Dollar Futures, Put	1/8/21	$71.00	372	372,000	$(1,860)
Australian Dollar Futures, Put	1/8/21	72.00	211	211,000	(1,055)
Australian Dollar Futures, Put	1/8/21	73.00	282	282,000	(1,410)
Canadian Dollar Futures, Call	1/8/21	77.00	402	402,000	(550,740)
Canadian Dollar Futures, Call	1/8/21	77.50	402	402,000	(369,840)
Euro Futures, Call	1/8/21	1.21	141	17,625,000	(276,712)
Euro Futures, Call	1/8/21	1.23	30	3,750,000	(12,375)
Euro Futures, Call	2/5/21	1.23	282	35,250,000	(282,000)
Euro Futures, Put	1/8/21	1.18	346	43,250,000	(2,163)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	117

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)

Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Euro Futures, Put		1/8/21	$1.18		281	35,125,000	$(3,513)
Euro Futures, Put		1/8/21	1.20		546	68,250,000	(23,887)
Euro-Bund Futures, Put		1/22/21	178.00	EUR	269	26,900,000	(289,189)
U.S. Treasury 5-Year Notes Futures, Call		1/22/21	126.00		1,036	1,036,000	(291,375)
U.S. Treasury 10-Year Notes Futures, Call		1/22/21	138.50		3,024	3,024,000	(850,500)
U.S. Treasury 10-Year Notes Futures, Call		1/22/21	139.00		2,643	2,643,000	(330,375)
U.S. Treasury Long-Term Bonds Futures, Call		1/22/21	173.50		406	406,000	(551,906)
U.S. Treasury Long-Term Bonds Futures, Call		1/22/21	174.00		1,935	1,935,000	(2,176,875)
U.S. Treasury Long-Term Bonds Futures, Call		1/22/21	175.00		2,224	2,224,000	(1,633,250)
U.S. Treasury Long-Term Bonds Futures, Call		1/22/21	176.00		404	404,000	(189,375)
U.S. Treasury Long-Term Bonds Futures, Call		2/19/21	174.00		404	404,000	(738,562)
U.S. Treasury Long-Term Bonds Futures, Put		1/22/21	170.00		403	403,000	(195,203)
Total Exchange-Traded Written Options (Premiums received — $11,995,538)							$(8,772,165)
OTC Written Options

	Counterparty
iShares iBoxx $ Investment Grade Corporate Bond ETF, Call (Premiums received — $102,109)	JPMorgan Chase & Co.	1/15/21	$139.00		1,206	120,600	$(42,125)
Total Written Options (Premiums received — $12,097,647)							$(8,814,290)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

EUR	— Euro

At December 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian Dollar	8,282	3/21	$617,743,245	$637,714,000	$19,970,755
British Pound	5,643	3/21	471,299,222	481,735,856	10,436,634
Canadian Dollar	1,741	3/21	136,293,378	136,389,940	96,562
Euro	3,166	3/21	482,736,625	484,635,450	1,898,825
Euro-Bobl	239	3/21	39,428,567	39,469,093	40,526

See Notes to Financial Statements.

118	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Euro-BTP	7,822	3/21	$1,442,569,651	$1,452,568,995	$9,999,344
Euro-OAT	1,349	3/21	276,387,353	276,634,262	246,909
Japanese Yen	4,548	3/21	547,098,085	550,819,650	3,721,565
Mexican Peso	9,831	3/21	245,435,177	244,496,970	(938,207)
Russian Ruble	1,626	3/21	54,758,527	54,450,675	(307,852)
Swiss Franc	344	3/21	48,545,710	48,684,600	138,890
U.S. Treasury 5-Year Notes	64,670	3/21	8,142,641,750	8,159,029,760	16,388,010
U.S. Treasury Long- Term Bonds	8,582	3/21	1,483,377,215	1,486,295,125	2,917,910
U.S. Treasury Ultra Long-Term Bonds	6,459	3/21	1,383,007,615	1,379,400,187	(3,607,428)
					61,002,443
Contracts to Sell:
90-Day Eurodollar	21,255	3/21	5,297,003,989	5,304,716,625	(7,712,636)
90-Day Eurodollar	22,375	6/21	5,540,699,913	5,584,520,313	(43,820,400)
90-Day Eurodollar	21,094	12/21	5,228,589,528	5,262,425,650	(33,836,122)
Australian 10-Year Bonds	297	3/21	33,555,489	33,711,588	(156,099)
Euro-Bund	15,399	3/21	3,338,010,221	3,341,797,138	(3,786,917)
Euro-Buxl	766	3/21	207,733,961	210,775,966	(3,042,005)
Japanese 10-Year Bonds	316	3/21	465,175,993	464,933,611	242,382
U.S. Treasury 2-Year Notes	8,334	3/21	1,840,579,658	1,841,618,668	(1,039,010)
U.S. Treasury 10-Year Notes	5,265	3/21	726,183,809	726,981,354	(797,545)
U.S. Treasury Ultra 10-Year Notes	8,014	3/21	1,257,932,812	1,253,064,071	4,868,741
					(89,079,611)
Net unrealized depreciation on open futures contracts					$(28,077,168)

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	119

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

At December 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	5,463,067,987	USD	240,126,412	BNP Paribas SA	1/19/21	$33,809,073
RUB	3,956,213,000	USD	51,501,392	BNP Paribas SA	1/19/21	1,891,337
USD	79,237,177	CNH	536,285,141	BNP Paribas SA	1/19/21	(3,129,473)
USD	8,328,467	EUR	7,000,000	BNP Paribas SA	1/19/21	(227,142)
USD	470,147,374	EUR	397,920,000	BNP Paribas SA	1/19/21	(16,202,352)
BRL	388,410,000	USD	68,499,021	Citibank N.A.	1/19/21	6,270,338
CAD	219,221,705	USD	168,951,139	Citibank N.A.	1/19/21	3,285,998
CAD	826,621,234	USD	623,528,612	Citibank N.A.	1/19/21	25,927,491
JPY	395,530,508	USD	3,795,882	Citibank N.A.	1/19/21	35,647
JPY	38,372,631,706	USD	368,477,485	Citibank N.A.	1/19/21	3,240,663
MXN	1,200,000,000	USD	59,369,202	Citibank N.A.	1/19/21	802,588
RUB	302,224,296	USD	4,078,316	Citibank N.A.	1/19/21	479
RUB	3,520,230,906	USD	45,798,507	Citibank N.A.	1/19/21	1,710,243
RUB	7,053,630,000	USD	91,789,193	Citibank N.A.	1/19/21	3,406,024
USD	46,863,216	CHF	43,000,000	Citibank N.A.	1/19/21	(1,737,809)
USD	15,937	EUR	13,537	Citibank N.A.	1/19/21	(609)
USD	320,320,656	EUR	271,420,000	Citibank N.A.	1/19/21	(11,416,987)
USD	368,743,610	EUR	313,610,560	Citibank N.A.	1/19/21	(14,560,597)
BRL	199,005,139	USD	34,983,505	Goldman Sachs Group Inc.	1/19/21	3,325,207
EUR	35,000,000	USD	41,199,445	Goldman Sachs Group Inc.	1/19/21	1,578,602
RUB	313,370,000	USD	4,230,533	Goldman Sachs Group Inc.	1/19/21	(1,317)
RUB	3,796,752,628	USD	47,456,442	Goldman Sachs Group Inc.	1/19/21	3,784,223
USD	139,591,436	EUR	118,365,837	Goldman Sachs Group Inc.	1/19/21	(5,078,831)
USD	456,543,870	EUR	386,260,000	Goldman Sachs Group Inc.	1/19/21	(15,554,656)
USD	57,474,372	GBP	44,426,610	Goldman Sachs Group Inc.	1/19/21	(3,288,790)
USD	283,016,358	JPY	29,818,178,956	Goldman Sachs Group Inc.	1/19/21	(5,834,257)
ZAR	728,620,000	USD	42,014,762	Goldman Sachs Group Inc.	1/19/21	7,430,152
IDR	3,684,421,854,900	USD	247,892,206	JPMorgan Chase & Co.	1/19/21	13,882,161
INR	4,359,319,201	USD	58,812,361	JPMorgan Chase & Co.	1/19/21	719,832
USD	126,744,158	AUD	176,375,279	JPMorgan Chase & Co.	1/19/21	(9,263,227)

See Notes to Financial Statements.

120	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	338,281,066	CNY	2,298,958,125	JPMorgan Chase & Co.	1/19/21	$(12,798,975)
USD	356,364,855	MXN	7,338,799,650	Morgan Stanley & Co. Inc.	1/19/21	(11,625,740)
USD	182,040,226	EUR	149,286,720	Citibank N.A.	3/8/21	(617,211)
Total						$(237,915)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At December 31, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI **	7.024	% **	—	$3,324,991
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI **	7.024	% **	$154,393	3,789,200
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI **	7.024	% **	192,237	4,018,936
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI **	7.044	% **	—	2,780,313
Total							$346,630	$13,913,440

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,182,383,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(4,167)	$81,855

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	121

Schedule of investments (cont’d)

December 31, 2020

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
963,247,000		11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	$533,609	$(3,203,242)
1,254,785,000		2/28/25	3-Month LIBOR quarterly	0.380% semi-annually	246,762	1,606,603
1,904,137,000		11/27/25	3-Month LIBOR quarterly	0.840% semi-annually	(821,838)	1,017,708
898,865,000		5/15/27	0.450% semi- annually	3-Month LIBOR quarterly	(2,124,325)	10,119,190
899,415,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(3,019,085)	12,172,225
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,396,634	29,233,803
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,698,130	28,769,416
374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	43,974,203
163,600,000		8/19/45	0.740% annually	Daily SOFR annually	—	14,163,230
20,815,000		11/15/45	0.800% semi- annually	3-Month LIBOR quarterly	953,168	1,706,158
12,221,800,000	JPY	5/9/46	0.641% semi- annually	6-Month JPY LIBOR semi-annually	1	(8,638,557)
367,188,000		2/15/47	1.000% semi- annually	3-Month LIBOR quarterly	4,450,076	28,336,670
82,887,000		2/15/47	1.200% semi- annually	3-Month LIBOR quarterly	456,561	3,124,801
40,551,000		2/15/47	1.225% semi- annually	3-Month LIBOR quarterly	36,336	1,482,190
116,571,000		3/17/50	0.900% semi- annually	3-Month LIBOR quarterly	1,977,560	12,737,583
169,971,000		10/7/50	1.200% semi- annually	3-Month LIBOR quarterly	836,314	8,119,909
Total					$9,808,346	$184,803,745

See Notes to Financial Statements.

122	Western Asset Core Plus Bond Fund 2020 Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.35 Index	$851,583,500	12/20/25	5.000% quarterly	$79,303,713	$36,272,201	$43,031,512
Markit CDX.NA.IG.34 Index	3,470,188,000	6/20/25	1.000% quarterly	56,508,542	(23,517,141)	80,025,683
Markit CDX.NA.IG.35 Index	2,839,245,000	12/20/25	1.000% quarterly	69,470,647	65,760,529	3,710,118
Total	$7,161,016,500			$205,282,902	$78,515,589	$126,767,313

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	123

Statement of assets and liabilities

December 31, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $37,161,512,131)	$39,240,642,871
Investments in affiliated securities, at value (Cost — $978,183,528)	978,183,528
Foreign currency, at value (Cost — $257,456,608)	266,608,731
Cash	43,137,695
Receivable for securities sold	1,007,454,032
Deposits with brokers for centrally cleared swap contracts	363,323,364
Interest receivable	215,104,593
Receivable for Fund shares sold	132,032,499
Unrealized appreciation on forward foreign currency contracts	111,100,058
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $93,820,304)	102,849,462
Deposits with brokers for open futures contracts and exchange-traded options	90,107,290
OTC swaps, at value (premiums paid — $346,630)	14,260,070
Receivable from broker — net variation margin on open futures contracts	7,617,692
Receivable for premiums on written options	326,179
Prepaid expenses	460,243
Total Assets	42,573,208,307

Liabilities:
Payable for securities purchased	3,074,528,701
Payable to broker — net variation margin on centrally cleared swap contracts	223,091,064
Unrealized depreciation on forward foreign currency contracts	111,337,973
Payable for Fund shares repurchased	66,463,242
Deposits from brokers for OTC derivatives	29,720,000
Distributions payable	12,960,220
Investment management fee payable	10,733,304
Written options, at value (premiums received — $12,097,647)	8,814,290
Service and/or distribution fees payable	817,296
Directors’ fees payable	87,769
Accrued expenses	4,776,517
Total Liabilities	3,543,330,376
Total Net Assets	$39,029,877,931

Net Assets:
Par value (Note 7)	$3,107,628
Paid-in capital in excess of par value	36,839,453,239
Total distributable earnings (loss)	2,187,317,064
Total Net Assets	$39,029,877,931

See Notes to Financial Statements.

124	Western Asset Core Plus Bond Fund 2020 Annual Report

Net Assets:
Class A	$1,463,286,029
Class C	$326,120,933
Class C1	$1,393,794
Class FI	$431,623,230
Class R	$350,361,300
Class I	$25,641,724,731
Class IS	$10,815,367,914

Shares Outstanding:
Class A	116,614,082
Class C	25,950,116
Class C1	111,019
Class FI	34,364,338
Class R	27,936,290
Class I	2,041,374,391
Class IS	861,277,855

Net Asset Value:
Class A (and redemption price)	$12.55
Class C*	$12.57
Class C1*	$12.55
Class FI (and redemption price)	$12.56
Class R (and redemption price)	$12.54
Class I (and redemption price)	$12.56
Class IS (and redemption price)	$12.56
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.11

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	125

Statement of operations

For the Year Ended December 31, 2020

Investment Income:
Dividends	$5,501,001
Interest from unaffiliated investments	1,001,075,612
Interest from affiliated investments	3,171,050
Less: Foreign taxes withheld	(874,626)
Total Investment Income	1,008,873,037

Expenses:
Investment management fee (Note 2)	137,658,361
Transfer agent fees (Note 5)	26,887,175
Service and/or distribution fees (Notes 2 and 5)	8,954,491
Custody fees	1,643,757
Registration fees	1,404,903
Legal fees	751,061
Fund accounting fees	670,734
Directors’ fees	506,488
Shareholder reports	334,636
Insurance	299,246
Commitment fees (Note 9)	278,458
Interest expense	188,528
Audit and tax fees	94,745
Miscellaneous expenses	171,496
Total Expenses	179,844,079
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(17,213,848)
Net Expenses	162,630,231
Net Investment Income	846,242,806

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	595,656,181	†
Futures contracts	1,009,027,668
Written options	302,255,162
Swap contracts	(534,829,025)
Forward foreign currency contracts	(353,029,563)
Foreign currency transactions	(1,275,246)
Net Realized Gain	1,017,805,177
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,075,140,788
Futures contracts	(17,487,087)
Written options	(6,187,454)
Swap contracts	152,123,174

See Notes to Financial Statements.

126	Western Asset Core Plus Bond Fund 2020 Annual Report

Forward foreign currency contracts	(32,268,112)
Foreign currencies	10,331,322
Change in Net Unrealized Appreciation (Depreciation)	1,181,652,631
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,199,457,808
Increase in Net Assets From Operations	$3,045,700,614

†	Net of foreign capital gains tax of $1,350.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	127

Statements of changes in net assets

For the Years Ended December 31,	2020	2019

Operations:
Net investment income	$846,242,806	$902,901,182
Net realized gain	1,017,805,177	363,248,014
Change in net unrealized appreciation (depreciation)	1,181,652,631	1,796,365,581
Increase in Net Assets From Operations	3,045,700,614	3,062,514,777

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,476,493,916)	(1,406,769,621)
Decrease in Net Assets From Distributions to Shareholders	(1,476,493,916)	(1,406,769,621)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,021,709,073	10,505,921,660
Reinvestment of distributions	1,262,832,053	1,210,476,720
Cost of shares repurchased	(9,798,092,015)	(5,934,073,872)
Increase in Net Assets From Fund Share Transactions	6,486,449,111	5,782,324,508
Increase in Net Assets	8,055,655,809	7,438,069,664

Net Assets:
Beginning of year	30,974,222,122	23,536,152,458
End of year	$39,029,877,931	$30,974,222,122

See Notes to Financial Statements.

128	Western Asset Core Plus Bond Fund 2020 Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.96	$11.19	$11.83	$11.42	$11.42

Income (loss) from operations:
Net investment income	0.26	0.35	0.36	0.31	0.33
Net realized and unrealized gain (loss)	0.80	0.98	(0.60)	0.44	0.18
Total income (loss) from operations	1.06	1.33	(0.24)	0.75	0.51

Less distributions from:
Net investment income	(0.29)	(0.40)	(0.35)	(0.32)	(0.40)
Net realized gains	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.47)	(0.56)	(0.40)	(0.34)	(0.51)

Net asset value, end of year	$12.55	$11.96	$11.19	$11.83	$11.42
Total return[2]	9.00%	11.88%	(1.86)%	6.57%	4.42%

Net assets, end of year (millions)	$1,463	$1,306	$1,032	$992	$825

Ratios to average net assets:
Gross expenses	0.83%	0.83%[3]	0.84%	0.85%[3]	0.82%
Net expenses[4,5]	0.82	0.82 [3]	0.82	0.82 [3]	0.81
Net investment income	2.13	2.99	3.16	2.66	2.85

Portfolio turnover rate[6]	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2016, the expense limitation was 0.90%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	129

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.97	$11.21	$11.84	$11.43	$11.44

Income (loss) from operations:
Net investment income	0.17	0.27	0.28	0.23	0.25
Net realized and unrealized gain (loss)	0.82	0.96	(0.58)	0.43	0.16
Total income (loss) from operations	0.99	1.23	(0.30)	0.66	0.41

Less distributions from:
Net investment income	(0.21)	(0.31)	(0.28)	(0.23)	(0.31)
Net realized gains	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.39)	(0.47)	(0.33)	(0.25)	(0.42)

Net asset value, end of year	$12.57	$11.97	$11.21	$11.84	$11.43
Total return[2]	8.32%	11.10%	(2.53)%	5.82%	3.59%

Net assets, end of year (millions)	$326	$259	$199	$219	$186

Ratios to average net assets:
Gross expenses	1.51%	1.52%	1.52%	1.52%	1.52%
Net expenses[3]	1.51 [4]	1.52 [4]	1.52 [4]	1.52 [4]	1.52
Net investment income	1.43	2.29	2.45	1.95	2.13

Portfolio turnover rate[5]	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

130	Western Asset Core Plus Bond Fund 2020 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.96	$11.20	$11.83	$11.42	$11.43

Income (loss) from operations:
Net investment income	0.21	0.32	0.31	0.27	0.29
Net realized and unrealized gain (loss)	0.80	0.96	(0.58)	0.43	0.16
Total income (loss) from operations	1.01	1.28	(0.27)	0.70	0.45

Less distributions from:
Net investment income	(0.24)	(0.36)	(0.31)	(0.27)	(0.35)
Net realized gains	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.42)	(0.52)	(0.36)	(0.29)	(0.46)

Net asset value, end of year	$12.55	$11.96	$11.20	$11.83	$11.42
Total return[2]	8.59%	11.50%	(2.22)%	6.16%	3.92%

Net assets, end of year (000s)	$1,394	$2,399	$14,202	$22,192	$25,069

Ratios to average net assets:
Gross expenses	1.27%	1.20%	1.19%	1.21%	1.21%
Net expenses[3]	1.27 [4]	1.20 [4]	1.19 [4]	1.21 [4]	1.21
Net investment income	1.74	2.76	2.75	2.27	2.46

Portfolio turnover rate[5]	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	131

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.97	$11.20	$11.84	$11.43	$11.44

Income (loss) from operations:
Net investment income	0.26	0.35	0.36	0.31	0.34
Net realized and unrealized gain (loss)	0.80	0.98	(0.60)	0.44	0.15
Total income (loss) from operations	1.06	1.33	(0.24)	0.75	0.49

Less distributions from:
Net investment income	(0.29)	(0.40)	(0.35)	(0.32)	(0.39)
Net realized gains	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.47)	(0.56)	(0.40)	(0.34)	(0.50)

Net asset value, end of year	$12.56	$11.97	$11.20	$11.84	$11.43
Total return[2]	8.99%	11.87%	(1.87)%	6.65%	4.21%

Net assets, end of year (millions)	$432	$414	$359	$444	$406

Ratios to average net assets:
Gross expenses	0.82%	0.82%	0.83%	0.83%	0.83%
Net expenses[3]	0.82 [4]	0.82 [4]	0.83 [4]	0.83 [4]	0.83
Net investment income	2.14	3.00	3.13	2.65	2.88

Portfolio turnover rate[5]	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

132	Western Asset Core Plus Bond Fund 2020 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.95	$11.19	$11.82	$11.41	$11.41

Income (loss) from operations:
Net investment income	0.22	0.32	0.32	0.28	0.29
Net realized and unrealized gain (loss)	0.80	0.96	(0.58)	0.43	0.18
Total income (loss) from operations	1.02	1.28	(0.26)	0.71	0.47

Less distributions from:
Net investment income	(0.25)	(0.36)	(0.32)	(0.28)	(0.36)
Net realized gains	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.43)	(0.52)	(0.37)	(0.30)	(0.47)

Net asset value, end of year	$12.54	$11.95	$11.19	$11.82	$11.41
Total return[2]	8.67%	11.56%	(2.16)%	6.25%	4.11%

Net assets, end of year (millions)	$350	$298	$245	$215	$130

Ratios to average net assets:
Gross expenses	1.13%	1.12%	1.12%	1.13%	1.12%
Net expenses[3]	1.12 [4]	1.12 [4]	1.12	1.13 [4]	1.12
Net investment income	1.83	2.69	2.87	2.35	2.53

Portfolio turnover rate[5]	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	133

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.97	$11.20	$11.84	$11.43	$11.43

Income (loss) from operations:
Net investment income	0.31	0.40	0.40	0.35	0.38
Net realized and unrealized gain (loss)	0.80	0.97	(0.59)	0.44	0.17
Total income (loss) from operations	1.11	1.37	(0.19)	0.79	0.55

Less distributions from:
Net investment income	(0.34)	(0.44)	(0.40)	(0.36)	(0.44)
Net realized gains	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.52)	(0.60)	(0.45)	(0.38)	(0.55)

Net asset value, end of year	$12.56	$11.97	$11.20	$11.84	$11.43
Total return[2]	9.39%	12.29%	(1.49)%	6.96%	4.79%

Net assets, end of year (millions)	$25,642	$20,112	$15,351	$14,721	$12,191

Ratios to average net assets:
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses[3,4]	0.45	0.45	0.45	0.45	0.45
Net investment income	2.49	3.36	3.53	3.03	3.21

Portfolio turnover rate[5]	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

134	Western Asset Core Plus Bond Fund 2020 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.96	$11.20	$11.83	$11.42	$11.43

Income (loss) from operations:
Net investment income	0.31	0.40	0.40	0.36	0.38
Net realized and unrealized gain (loss)	0.81	0.96	(0.58)	0.43	0.16
Total income (loss) from operations	1.12	1.36	(0.18)	0.79	0.54

Less distributions from:
Net investment income	(0.34)	(0.44)	(0.40)	(0.36)	(0.44)
Net realized gains	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.52)	(0.60)	(0.45)	(0.38)	(0.55)

Net asset value, end of year	$12.56	$11.96	$11.20	$11.83	$11.42
Total return[2]	9.51%	12.33%	(1.47)%	6.99%	4.73%

Net assets, end of year (millions)	$10,815	$8,583	$6,336	$5,482	$3,955

Ratios to average net assets:
Gross expenses	0.42%	0.42%	0.42%	0.43%	0.42%
Net expenses[3]	0.42 [4]	0.42 [4]	0.42	0.43	0.42
Net investment income	2.52	3.39	3.57	3.05	3.24

Portfolio turnover rate[5]	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Annual Report	135

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

136	Western Asset Core Plus Bond Fund 2020 Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Core Plus Bond Fund 2020 Annual Report	137

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$4,128,380,681	$20,145,147	$4,148,525,828
Other Corporate Bonds & Notes	—	9,169,034,202	—	9,169,034,202
U.S. Government & Agency Obligations	—	7,655,853,089	—	7,655,853,089
Mortgage-Backed Securities	—	7,342,293,388	—	7,342,293,388
Sovereign Bonds	—	3,484,236,048	—	3,484,236,048
Collateralized Mortgage Obligations	—	3,000,878,381	—	3,000,878,381
Senior Loans:
Consumer Discretionary	—	340,016,075	56,724,403	396,740,478
Other Senior Loans	—	1,406,147,695	—	1,406,147,695
Asset-Backed Securities	—	1,147,952,876	60,494,464	1,208,447,340
U.S. Treasury Inflation Protected Securities	—	862,891,657	—	862,891,657
Investments in Underlying Funds	$442,608,163	—	—	442,608,163
Non-U.S. Treasury Inflation Protected Securities	—	95,910,433	—	95,910,433
Municipal Bonds	—	14,553,059	—	14,553,059
Purchased Options:
Exchange-Traded Purchased Options	3,935,994	—	—	3,935,994
OTC Purchased Options	—	8,587,116	—	8,587,116
Total Long-Term Investments	446,544,157	38,656,734,700	137,364,014	39,240,642,871
Short-Term Investments†	978,183,528	—	—	978,183,528
Total Investments	$1,424,727,685	$38,656,734,700	$137,364,014	$40,218,826,399

138	Western Asset Core Plus Bond Fund 2020 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$70,967,053	—	—	$70,967,053
Forward Foreign Currency Contracts	—	$111,100,058	—	111,100,058
OTC Interest Rate Swaps‡	—	14,260,070	—	14,260,070
Centrally Cleared Interest Rate Swaps	—	196,645,544	—	196,645,544
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	126,767,313	—	126,767,313
Total Other Financial Instruments	$70,967,053	$448,772,985	—	$519,740,038
Total	$1,495,694,738	$39,105,507,685	$137,364,014	$40,738,566,437

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$8,772,165	—	—	$8,772,165
OTC Written Options	—	$42,125	—	42,125
Futures Contracts	99,044,221	—	—	99,044,221
Forward Foreign Currency Contracts	—	111,337,973	—	111,337,973
Centrally Cleared Interest Rate Swaps	—	11,841,799	—	11,841,799
Total	$107,816,386	$123,221,897	—	$231,038,283

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

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Notes to financial statements (cont’d)

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are

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Notes to financial statements (cont’d)

settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2020, the total notional value of all credit default swaps to sell protection was $7,161,016,500. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended December 31, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event

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occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a

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Notes to financial statements (cont’d)

floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

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The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At December 31, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on

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Notes to financial statements (cont’d)

the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At December 31, 2020, the Fund held non-cash collateral for TBA securities from Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $1,318,449 and $1,527,862, respectively.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

146	Western Asset Core Plus Bond Fund 2020 Annual Report

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

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Notes to financial statements (cont’d)

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

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Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of December 31, 2020, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $111,380,098. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At December 31, 2020, the Fund held cash collateral from Citibank N.A. in the amount of $29,720,000 and the Fund held non-cash collateral from BNP Paribas SA, Goldman Sachs Group Inc. and JPMorgan Chase & Co. in the amounts of $5,375,096, $7,207,406 and $3,936,649, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

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Notes to financial statements (cont’d)

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July, 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

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LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, LMPFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended December 31, 2020, fees waived and/or expenses reimbursed amounted to $17,213,848, which included an affiliated money market waiver of $1,044,905.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at December 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2021	$126,247	$12,920,735
Expires December 31, 2022	106,403	16,011,352
Total fee waivers/expense reimbursements subject to recapture	$232,650	$28,932,087

For the year ended December 31, 2020, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from

Western Asset Core Plus Bond Fund 2020 Annual Report	151

Notes to financial statements (cont’d)

purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$238,352	—
CDSCs	25,897	$38,757

As of July 31, 2020, all officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation. Prior to July 31, 2020, all officers and one Director of the Corporation were employees of Legg Mason and did not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$9,568,015,912	$44,543,258,914
Sales	3,006,656,906	44,405,086,335

At December 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$38,169,479,807	$2,529,266,366	$(479,919,774)	$2,049,346,592
Written options	(12,097,647)	4,390,722	(1,107,365)	3,283,357
Futures contracts	—	70,967,053	(99,044,221)	(28,077,168)
Forward foreign currency contracts	—	111,100,058	(111,337,973)	(237,915)
Swap contracts	88,670,565	337,326,297	(11,841,799)	325,484,498

152	Western Asset Core Plus Bond Fund 2020 Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2020.

	ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$2,460,484	$10,062,626	—	$12,523,110
Futures contracts[3]	34,703,822	36,263,231	—	70,967,053
Forward foreign currency contracts	—	111,100,058	—	111,100,058
OTC swap contracts[4]	14,260,070	—	—	14,260,070
Centrally cleared swap contracts[5]	196,645,544	—	$126,767,313	323,412,857
Total	$248,069,920	$157,425,915	$126,767,313	$532,263,148

	LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$7,288,735	$1,525,555	$8,814,290
Futures contracts[3]	97,798,162	1,246,059	99,044,221
Forward foreign currency contracts	—	111,337,973	111,337,973
Centrally cleared swap contracts[5]	11,841,799	—	11,841,799
Total	$116,928,696	$114,109,587	$231,038,283

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

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Notes to financial statements (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(79,376,733)	$(29,133,847)	$(791,250)	$(109,301,830)
Futures contracts	907,440,277	101,587,391	—	1,009,027,668
Written options	270,298,618	31,133,644	822,900	302,255,162
Swap contracts	(632,074,407)	—	97,245,382	(534,829,025)
Forward foreign currency contracts	—	(353,029,563)	—	(353,029,563)
Total	$466,287,755	$(249,442,375)	$97,277,032	$314,122,412

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$1,608,042	$(4,260,813)	—	$(2,652,771)
Futures contracts	(24,044,266)	6,557,179	—	(17,487,087)
Written options	(7,341,017)	1,153,563	—	(6,187,454)
Swap contracts	42,214,384	—	$109,908,790	152,123,174
Forward foreign currency contracts	—	(32,268,112)	—	(32,268,112)
Total	$12,437,143	$(28,818,183)	$109,908,790	$93,527,750

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the year ended December 31, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$14,715,916
Written options	42,967,102
Futures contracts (to buy)	28,429,822,023
Futures contracts (to sell)	20,871,378,132
Forward foreign currency contracts (to buy)	2,781,510,818
Forward foreign currency contracts (to sell)	3,829,899,662

154	Western Asset Core Plus Bond Fund 2020 Annual Report

Average Notional Balance
Interest rate swap contracts	$10,206,794,090
Credit default swap contracts (to buy protection)†	14,688,478
Credit default swap contracts (to sell protection)	5,792,074,322

†	At December 31, 2020, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$39,676,884	$(19,558,967)	$20,117,917	$(5,375,096)	$14,742,821
Citibank N.A.	60,769,870	(28,333,213)	32,436,657	(29,720,000)	2,716,657
Goldman Sachs Group Inc.	16,118,184	(29,757,851)	(13,639,667)	(7,207,406)	(20,847,073)
JPMorgan Chase & Co.	17,382,306	(22,104,327)	(4,722,021)	(3,936,649)	(8,658,670)
Morgan Stanley & Co. Inc.	—	(11,625,740)	(11,625,740)	—	(11,625,740)
Total	$133,947,244	$(111,380,098)	$22,567,146	$(46,239,151)	$(23,672,005)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Core Plus Bond Fund 2020 Annual Report	155

Notes to financial statements (cont’d)

For the year ended December 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$3,423,758	†	$2,176,908
Class C	2,908,297		276,644
Class C1	12,482		2,748
Class FI	1,041,005		634,740
Class R	1,568,949		647,845
Class I	—		22,957,099
Class IS	—		191,191
Total	$8,954,491		$26,887,175

†	Amount shown is exclusive of expense reimbursements. For the year ended December 31, 2020, the service and/or distribution fees reimbursed amounted to $47 for Class A shares.

For the year ended December 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$150,325
Class C	9,283
Class C1	57
Class FI	13,355
Class R	10,033
Class I	16,726,722
Class IS	304,073
Total	$17,213,848

6. Distributions to shareholders by class

	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$32,849,497	$39,412,119
Class C	4,918,154	5,904,880
Class C1	35,420	199,655
Class FI	9,976,523	13,015,091
Class R	6,553,421	8,246,936
Class I	618,928,846	660,338,432
Class IS	265,793,378	281,885,118
Total	$939,055,239	$1,009,002,231

156	Western Asset Core Plus Bond Fund 2020 Annual Report

	Year Ended December 31, 2020	Year Ended December 31, 2019
Net Realized Gains:
Class A	$20,114,055	$16,729,016
Class C	4,569,359	3,322,853
Class C1	19,905	30,745
Class FI	5,989,137	5,366,993
Class R	4,833,872	3,825,534
Class I	353,811,817	258,078,782
Class IS	148,100,532	110,413,467
Total	$537,438,677	$397,767,390

7. Capital shares

At December 31, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	53,038,447	$649,430,688	42,509,003	$501,078,901
Shares issued on reinvestment	3,105,043	38,305,930	3,488,973	41,355,316
Shares repurchased	(48,771,727)	(592,932,640)	(28,928,879)	(340,346,653)
Net increase	7,371,763	$94,803,978	17,069,097	$202,087,564

Class C
Shares sold	10,188,379	$125,499,059	7,798,003	$92,634,939
Shares issued on reinvestment	570,634	7,065,694	570,002	6,759,873
Shares repurchased	(6,412,175)	(78,643,539)	(4,484,725)	(52,712,394)
Net increase	4,346,838	$53,921,214	3,883,280	$46,682,418

Class C1
Shares sold	48	$576	9,258	$107,636
Shares issued on reinvestment	4,248	52,337	18,532	216,783
Shares repurchased	(93,799)	(1,147,369)	(1,095,444)	(12,768,646)
Net decrease	(89,503)	$(1,094,456)	(1,067,654)	$(12,444,227)

Class FI
Shares sold	13,153,642	$161,420,237	10,879,094	$128,595,810
Shares issued on reinvestment	1,284,769	15,864,466	1,537,877	18,241,836
Shares repurchased	(14,690,349)	(178,634,098)	(9,869,868)	(116,073,021)
Net increase (decrease)	(251,938)	$(1,349,395)	2,547,103	$30,764,625

Western Asset Core Plus Bond Fund 2020 Annual Report	157

Notes to financial statements (cont’d)

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class R
Shares sold	5,820,684	$71,563,077	5,191,328	$61,308,693
Shares issued on reinvestment	916,861	11,314,618	995,326	11,792,193
Shares repurchased	(3,742,836)	(44,912,027)	(3,119,217)	(36,534,266)
Net increase	2,994,709	$37,965,668	3,067,437	$36,566,620

Class I
Shares sold	827,073,825	$10,101,337,452	599,991,203	$7,086,291,007
Shares issued on reinvestment	67,500,713	834,110,068	66,813,400	792,672,273
Shares repurchased	(533,672,043)	(6,441,703,325)	(356,367,721)	(4,193,988,257)
Net increase	360,902,495	$4,493,744,195	310,436,882	$3,684,975,023

Class IS
Shares sold	319,461,159	$3,912,457,984	223,356,625	$2,635,904,674
Shares issued on reinvestment	28,830,834	356,118,940	28,612,078	339,438,446
Shares repurchased	(204,339,070)	(2,460,119,017)	(100,316,970)	(1,181,650,635)
Net increase	143,952,923	$1,808,457,907	151,651,733	$1,793,692,485

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2020. The following transactions were effected in such company for the year ended December 31, 2020.

	Affiliate Value at December 31,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$785,260,328	$12,945,457,175	12,945,457,175	$12,752,533,975	12,752,533,975

158	Western Asset Core Plus Bond Fund 2020 Annual Report

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,171,050	—	$978,183,528

9. Redemption facility

The Fund and certain other participating funds within the Corporation, Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $265 million for participating funds within the Corporation). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on net assets. Prior to November 16, 2020, there was no upfront fee. For the year ended December 31, 2020, the Fund incurred a commitment fee in the amount of $278,458. The Fund did not utilize the Redemption Facility during the year ended December 31, 2020.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2020	2019
Distributions paid from:
Ordinary income	$985,406,490	$1,285,614,475
Net long-term capital gains	491,087,426	121,155,146
Total distributions paid	$1,476,493,916	$1,406,769,621

Western Asset Core Plus Bond Fund 2020 Annual Report	159

Notes to financial statements (cont’d)

As of December 31, 2020, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$131,851,179
Undistributed long-term capital gains — net	136,586,256
Total undistributed earnings	$268,437,435
Other book/tax temporary differences(a)	(446,365,926)
Unrealized appreciation (depreciation)(b)	2,365,245,555
Total distributable earnings (loss) — net	$2,187,317,064

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, book/tax differences in the accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premiums on fixed income securities, the difference between the book and tax cost basis of partnership investments and other book/tax basis adjustments.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

160	Western Asset Core Plus Bond Fund 2020 Annual Report

12. Subsequent event

Effective February 5, 2021, the Fund’s Redemption Facility was terminated and the Fund, together with the Participating Funds and other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee.

Western Asset Core Plus Bond Fund 2020 Annual Report	161

Report of independent registered public accounting firm

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Plus Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Plus Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 25, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

162	Western Asset Core Plus Bond Fund 2020 Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	1,498,891,737.617	10,005,147.522	45,551,588.019	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	1,497,529,401.686	10,656,987.055	46,262,084.417	0
To approve a New Subadvisory Agreement with Western Asset Management Company Limited	1,497,116,185.476	10,769,799.457	46,562,488.226	0
To approve a New Subadvisory Agreement with Western Asset Management Company Ltd.	1,496,913,247.958	10,978,171.743	46,557,053.457	0
To approve a New Subadvisory Agreement with Western Asset Management Company Pte. Ltd.	1,496,546,834.309	11,035,336.500	46,866,302.350	0

Western Asset Core Plus Bond Fund	163

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Directors with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

164	Western Asset Core Plus Bond Fund

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

Western Asset Core Plus Bond Fund	165

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset Core Plus Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Directors and officers of the Board is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Directors†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member, Great Public Schools Now (since 2018); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member, Excellent Education Development (since 2012)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	None

166	Western Asset Core Plus Bond Fund

Independent Directors† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson*

Year of birth	1959
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (since 2014); and Public Storage (since 2010)

Western Asset Core Plus Bond Fund	167

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Independent Directors† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Director and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997
Principal occupation(s) during the past five years	Chairman of Great Public Schools Now (since 2015); Chairman of Excellent Education Development (since 2000); formerly, Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Member of Board of United States Golf Association, Executive Committee Member (since 2017); Trustee, University of Southern California (since 1994)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (since 2012); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of Orbitz Worldwide, Inc. (online travel company) (2007 to 2014)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	President, ECMC Foundation (nonprofit organization) (since 2014); formerly, Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (since 2015); Ralph M. Parson Foundation (since 2015), Kaiser Family Foundation (since 2012), and Edison International (since 2011)

168	Western Asset Core Plus Bond Fund

Interested Director

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Director[3]	57
Other Directorships held by Director during the past five years	Berkshire Hathaway, Inc. (since 1997)

Interested Director and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Director, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 147 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Director[3]	145
Other Directorships held by Director during the past five years	None

Additional Officers

Ted P. Becker
Franklin Templeton
620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Core Plus Bond Fund	169

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Additional Officers (cont’d)

Susan Kerr
Franklin Templeton
620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Legg Mason Investor Services, LLC (“LMIS”); formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey
Franklin Templeton
100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Fund	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira**
Franklin Templeton
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

170	Western Asset Core Plus Bond Fund

Additional Officers (cont’d)

Thomas C. Mandia
Franklin Templeton
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci
Franklin Templeton
620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly
Franklin Templeton
620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†

Western Asset Management Company, LLC (“Western Asset”) is a subadviser with respect to the funds. Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore” and, collectively with Western Asset, Western Asset London and Western Asset Japan, the “subadvisers”), also serve as subadvisers to certain of the funds.

††	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Western Asset Core Plus Bond Fund	171

Additional information (unaudited) (cont’d)

Information about Directors and Officers

*	Effective March 6, 2020, Mr. Larson became a Director.

**	Effective September 15, 2020, Mr. De Oliveira became Secretary and Chief Legal Officer.

[1]	Each Director and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Director became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, effective April 24, 2020, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

172	Western Asset Core Plus Bond Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2020:

Record date:	Daily	12/14/2020
Payable date:	January 2020 through December 2020	12/15/2020
Interest from Federal Obligations	7.40%	7.40%
Long-Term Capital Gain Dividend	—	$0.162420

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders

The following ordinary income distributions paid monthly by the Fund represent Interest-related Dividends and Qualified Short-Term Capital Gain dividends eligible for exemption from U.S. withholding tax for nonresident shareholders and foreign corporations.

Record date:	Daily	Daily	12/14/2020
Payable date:	1/31/2020	February 2020 through December 2020	12/15/2020
Interest-related Dividends	34.00%	63.00%	—
Qualified Short-Term Capital Gain Dividend	—	—	$0.015330

Western Asset Core Plus Bond Fund	173

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Effective March 6, 2020, Mr. Larson became a Director.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX013139 2/21 SR21-4093

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2019 and December 31, 2020 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $203,233 in December 31, 2019 and in $205,236 in December 31, 2020.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2019 and $0 in December 31, 2020.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2019 and $0 in December 31, 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2019 and $0 in December 31, 2020, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee December implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes December impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services December not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Western Asset Funds, Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2019 and December 31, 2020; Tax Fees were 100% and 100% for December 31, 2019 and December 31, 2020; and Other Fees were 100% and 100% for December 31, 2019 and December 31, 2020.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $938,841 in December 31, 2019 and $773,011 in December 31, 2020.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

* Effective March 6, 2020, Mr Larson became a Trustee

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust

Jane Trust
Chief Executive Officer

Date: February 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 26, 2021